UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
                             BlackRock Credit Relative Value Fund (formerly, BlackRock Global Long/Short Credit Fund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of January 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	50.1%	3.3%	53.4%
Ireland...
	10.3	-	10.3
United Kingdom...
	6.8	-	6.8
Luxembourg...
	5.2	0.4	5.6
Germany...
	3.3	0.2	3.5
France...
	3.4	0.3	3.7
Italy...
	1.8	-	1.8
Portugal...
	1.7	-	1.7
Netherlands...
	1.4	-	1.4
Mauritius...
	1.1	-	1.1
OtherFootnote Reference(b)...
	9.7	1.0	10.7
Total...
	94.8%	5.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
10.0%
AA/Aa...
0.2
A...
3.7
BBB/Baa...
12.4
BB/Ba...
26.9
B...
25.9
CCC/Caa...
5.0
CC/Ca...
0.0Footnote Reference(f)
N/R...
15.9
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Semi-Annual Shareholder Report — January 31, 2026

BGCIX-01/26-SAR

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	1.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of January 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	50.1%	3.3%	53.4%
Ireland...
	10.3	-	10.3
United Kingdom...
	6.8	-	6.8
Luxembourg...
	5.2	0.4	5.6
Germany...
	3.3	0.2	3.5
France...
	3.4	0.3	3.7
Italy...
	1.8	-	1.8
Portugal...
	1.7	-	1.7
Netherlands...
	1.4	-	1.4
Mauritius...
	1.1	-	1.1
OtherFootnote Reference(b)...
	9.7	1.0	10.7
Total...
	94.8%	5.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
10.0%
AA/Aa...
0.2
A...
3.7
BBB/Baa...
12.4
BB/Ba...
26.9
B...
25.9
CCC/Caa...
5.0
CC/Ca...
0.0Footnote Reference(f)
N/R...
15.9
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Semi-Annual Shareholder Report — January 31, 2026

BGCAX-01/26-SAR

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$120	2.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of January 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	50.1%	3.3%	53.4%
Ireland...
	10.3	-	10.3
United Kingdom...
	6.8	-	6.8
Luxembourg...
	5.2	0.4	5.6
Germany...
	3.3	0.2	3.5
France...
	3.4	0.3	3.7
Italy...
	1.8	-	1.8
Portugal...
	1.7	-	1.7
Netherlands...
	1.4	-	1.4
Mauritius...
	1.1	-	1.1
OtherFootnote Reference(b)...
	9.7	1.0	10.7
Total...
	94.8%	5.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
10.0%
AA/Aa...
0.2
A...
3.7
BBB/Baa...
12.4
BB/Ba...
26.9
B...
25.9
CCC/Caa...
5.0
CC/Ca...
0.0Footnote Reference(f)
N/R...
15.9
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Semi-Annual Shareholder Report — January 31, 2026

BGCCX-01/26-SAR

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$67	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of January 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	50.1%	3.3%	53.4%
Ireland...
	10.3	-	10.3
United Kingdom...
	6.8	-	6.8
Luxembourg...
	5.2	0.4	5.6
Germany...
	3.3	0.2	3.5
France...
	3.4	0.3	3.7
Italy...
	1.8	-	1.8
Portugal...
	1.7	-	1.7
Netherlands...
	1.4	-	1.4
Mauritius...
	1.1	-	1.1
OtherFootnote Reference(b)...
	9.7	1.0	10.7
Total...
	94.8%	5.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
10.0%
AA/Aa...
0.2
A...
3.7
BBB/Baa...
12.4
BB/Ba...
26.9
B...
25.9
CCC/Caa...
5.0
CC/Ca...
0.0Footnote Reference(f)
N/R...
15.9
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Semi-Annual Shareholder Report — January 31, 2026

BDMKX-01/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds IV
BlackRock Credit Relative Value Fund

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Ireland — 8.8%
(a)(b)
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.29%, 04/25/39 . EUR 2,220 $ 2,642,945
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.22%, 01/15/39 .... 2,780 3,316,099
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 4.82%, 01/15/39 .... 480 575,838
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.40%,
01/15/39 ................. 3,710 4,410,694
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.75%, 01/16/31 . 556 660,826
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.33%, 10/16/38 . 3,710 4,416,120
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(c)(d)
.. 1,500 698,764
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.41%, 10/15/39 . 3,710 4,421,654
CIFC European Funding CLO II
DAC, Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.32%, 10/15/39 ............ 8,340 9,927,446
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 10/15/37 . 480 568,877
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.36%,
01/23/38 ................. 1,850 2,208,699
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.30%, 05/15/37 ............ 2,000 2,376,627
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.29%, 02/15/38 ............ 2,590 3,074,996
Hambridge Euro CLO DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.37%
Floor + 1.37%), 3.41%, 10/20/38 . 3,710 4,414,438
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 2.98%, 07/25/34 . 1,500 1,779,397
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.23%, 04/25/39 ..... 2,040 2,415,212
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.32%,
10/15/39 ................. 2,141 2,550,428
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.36%, 10/15/37 ............ 1,700 2,024,529
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.25%, 10/25/37 ............ 2,220 2,639,175
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
3.49%, 04/15/39 ............ EUR 2,000 $ 2,373,156
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.43%, 07/15/37 ............ 936 1,115,287
Signal Harmonic CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 1.40% Floor + 1.40%), 3.42%,
07/15/38 ................. 3,710 4,422,332
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.35%, 04/20/37 . 1,420 1,687,671
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor + 1.18%),
3.20%, 04/16/39 ............ 2,960 3,517,842
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.37%, 10/20/38 . 1,700 2,020,048
70,259,100
United Kingdom — 0.6%
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.66%,
12/15/34 ............... GBP 1,518 1,920,326
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 5.94%, 03/15/36
(b)
... 310 402,695
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 1,867 2,673,526
4,996,547
United States — 0.4%
Silver Point Euro CLO DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 3.45%, 01/15/39
(a)(b)
EUR 3,020 3,593,185
Total Asset-Backed Securities — 9.8%
(Cost: $75,174,990) .............................. 78,848,832
Shares
Shares
Common Stocks
Bermuda — 0.0%
Travelport Technology Ltd.
(d)(e)
..... 70 167,405
Canada — 0.0%
Algoma Steel Group, Inc. ........ 15,539 64,953
Chile — 0.0%
WOM New Holdco
(d)(e)
........... 440 10,120
Germany — 0.0%
ADLER Group SA
(d)(e)
........... 983,215 12
Luxembourg — 0.1%
(d)
Altice France Lux 3 ............ 32,758 616,538
New Topco
(e)(f)
................ 59,462 —
616,538

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 11,708 $ 101,860
NEW Look Retailers
(e)
........... 5,436,112 74
101,934
United States — 0.8%
Aimbridge Topco LLC
(d)(e)
......... 6,349 384,104
AMC Networks, Inc. , Class A
(d)
..... 1,286 9,915
Avaya LLC
(d)
................. 1,550 22,514
Caesars Entertainment, Inc.
(d)
..... 3,207 66,385
California Resources Corp. ....... 590 31,565
Citigroup, Inc. ................ 322 37,259
Comerica, Inc. ................ 296 26,246
CoreWeave, Inc. , Class A
(d)
....... 2,794 260,373
Crown PropTech Acquisitions
(d)(e)
... 15,186 6,912
Crown PropTech Acquisitions , Class A
(d)
6,461 73,526
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$1,041,005)
(d)(e)(g)
............ 15,345 1,227,600
First Citizens BancShares, Inc. , Class A 80 165,566
First Horizon Corp. ............. 1,645 40,286
Flagstar Bank NA .............. 21,679 286,596
FreeWire Technologies, Inc.
(d)(e)
.... 13 —
Latch, Inc.
(d)
................. 31,344 5,642
Lionsgate Studios Corp.
(d)
........ 275,348 2,599,285
Lumen Technologies, Inc.
(d)
....... 8,166 72,024
New Knoxville Local School District
(b)(e)
(h)
...................... 251,735 298,394
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Palladyne AI Corp.
(d)
............ 856 5,581
Palladyne AI Corp.
(d)
............ 35,879 233,932
Paramount Skydance Corp. , Class B 8,792 98,558
Playstudios, Inc. , Class A
(d)
....... 13,275 8,423
RSA Security LLC ............. 581,303 —
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $203,300)
(d)
(g)
...................... 20,000 186,843
Solaris Energy Infrastructure, Inc. ,
Class A .................. 1,214 67,001
Sonder Holdings, Inc. , Class A
(d)
.... 6,302 1
Starz Entertainment Corp. ........ 3,902 38,981
Tribune Resources LLC
(d)
........ 86,655 224,263
Walt Disney Co. (The) .......... 356 40,157
Wolfspeed, Inc.
(d)
.............. 4,652 72,850
6,590,897
Total Common Stocks — 0.9%
(Cost: $18,075,286) .............................. 7,551,859
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.2%
Azule Energy Finance plc
(h)
8.25%, 01/22/31 ............ USD 770 770,847
8.63%, 01/22/33 ............ 910 909,763
1,680,610
Australia — 0.1%
Mineral Resources Ltd.
(h)
9.25%, 10/01/28 ............ 18 18,907
8.50%, 05/01/30 ............ 18 18,660
Oceana Australian Fixed Income Trust
(e)
12.50%, 07/31/26 ........... AUD 267 188,027
Security
Par (000)
Par (000) Value
Australia (continued)
12.50%, 07/31/27 ........... AUD 445 $ 318,397
543,991
Brazil — 0.1%
Azul Secured Finance LLP, 9.88%,
02/15/31
(h)
................ USD 872 882,028
Canada — 1.0%
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(b)
........... EUR 1,152 1,380,032
Brookfield Residential Properties, Inc.,
5.00%, 06/15/29
(h)
........... USD 63 61,005
Mattamy Group Corp., 4.63%,
03/01/30
(h)
................ 137 133,773
Open Text Corp., 6.90%, 12/01/27
(h)
. 4,000 4,130,106
Resort Communities LoanCo. LP,
13.00%, (13.00% Cash or 13.00%
PIK), 11/30/28
(a)(e)(h)(i)
.......... 2,482 2,525,408
Toucan FinCo. Ltd., 9.50%, 05/15/30
(h)
163 157,305
8,387,629
Chile — 0.0%
(a)(h)(i)
WOM Chile Holdco SpA, 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(j)
.. 145 127,919
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31 .. 10 9,085
137,004
China — 0.8%
(b)(c)(d)
European TopSoho SARL, Series
SMCP, 4.00%, 10/14/24
(j)
...... EUR 7,100 6,736,416
Fantasia Holdings Group Co. Ltd.,
11.75%, 04/17/24 ........... USD 200 2,250
6,738,666
Czech Republic — 0.2%
(b)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 119 147,332
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 1,444 1,786,530
1,933,862
Denmark — 0.4%
Genmab A/S, 6.25%, 12/15/32
(h)
.... USD 2,000 2,050,076
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.78%, 04/22/30 .... EUR 538 608,527
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.30%, 02/24/31
(b)(h)
.. 445 494,290
3,152,893
Finland — 0.1%
(b)
Citycon Treasury BV, 5.38%, 07/08/31 700 790,915
Mehilainen Yhtiot Oy, (3-mo. EURIBOR
at 0.00% Floor + 3.38%), 5.39%,
06/30/32
(a)
................ 187 222,607
1,013,522
France — 1.9%
Altice France SA
(b)
5.50%, 10/15/31 ............ 733 842,367
5.63%, 07/15/32 ............ 615 709,012
Atos SE, 1.04%, 12/18/32
(b)(k)
...... 1,197 1,051,219
BNP Paribas SA, Series TMO,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a)(l)
................. 1,163 1,302,297
Clariane SE, 0.88%, 03/06/27
(b)(j)
... 910 623,420

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Exail Technologies SA, (5-Year EUR
Swap Annual + 13.00%), 4.00%
(a)(b)(j)
(l)
....................... EUR 900 $ 1,388,225
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.05%, 02/01/30
(a)
... 383 442,370
6.75%, 02/01/30 ............ 1,328 1,550,325
IPD 3 BV
5.50%, 06/15/31
(b)
........... 1,499 1,770,805
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.60%, 07/31/30
(a)
... 916 1,093,553
5.00%, 04/30/31 ............ 448 538,436
La Financiere Atalian SAS, 8.50%,
(8.50% Cash or 5.00% PIK),
06/30/28
(b)(i)
................ 2,890 428,981
Lune Holdings SARL, 5.63%,
11/15/28
(b)
................ 2,036 235,317
Maya SAS, 6.88%, 04/15/31
(b)
..... 700 884,650
New Immo Holding SA
(b)
3.25%, 07/23/27 ............ 100 118,440
5.88%, 04/17/28 ............ 200 246,142
4.88%, 12/08/28 ............ 700 845,534
4.95%, 11/14/30 ............ 300 360,907
Sabena Technics SAS, (Acquired
10/28/22, cost $294,006) , (3-mo.
EURIBOR + 5.00%), 7.02%,
09/30/29
(a)(e)(g)
.............. 297 352,580
Worldline SA, 0.00%, 07/30/26
(b)(j)(m)
. 93 110,198
14,894,778
Germany — 1.8%
Alstria Office AG
(b)
4.25%, 10/15/29 ............ 600 709,931
5.50%, 03/20/31 ............ 600 731,281
Aroundtown SA, (5-Year EUR Swap
Annual + 2.42%), 1.63%
(a)(b)(l)
.... 200 233,869
BRANICKS Group AG, 2.25%,
09/22/26
(b)
................ 500 427,015
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(b)(k)
.. 1,762 1,953,779
Envalior Deutschland Gmbh, 11.62%,
(11.62% Cash or 11.62% PIK),
04/01/31
(e)(i)
................ 559 598,593
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
766 918,693
IHO Verwaltungs GmbH, 8.00%, (8.00%
Cash or 8.75% PIK), 11/15/32
(h)(i)
. USD 1,300 1,385,436
MTU Aero Engines AG, 0.13%,
07/15/33
(b)(j)
................ EUR 1,100 1,313,210
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 10/15/32
(a)(b)
.... 2,061 2,455,396
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 544 649,664
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 678 809,691
TAG Immobilien AG, 0.63%, 03/11/31
(b)
(j)
....................... 700 865,743
Vonovia SE, Series B, 0.88%,
05/20/32
(b)(j)
................ 900 1,035,247
ZF North America Capital, Inc.
(h)
6.88%, 04/14/28 ............ USD 150 154,874
7.13%, 04/14/30 ............ 360 368,420
14,610,842
Security
Par (000)
Par (000) Value
Greece — 0.1%
Danaos Corp., 8.50%, 03/01/28
(h)
... USD 900 $ 901,186
Ireland — 1.0%
Cedacri SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.69%,
05/15/28
(a)(b)
............... EUR 401 475,449
eircom Finance DAC, 5.00%,
04/30/31
(b)
................ 1,576 1,900,664
Flutter Treasury DAC, 6.38%,
04/29/29
(h)
................ USD 3,500 3,608,307
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(b)
. GBP 369 495,325
Virgin Media O2 Vendor Financing
Notes VII DAC, 7.50%, 07/15/33
(b)
EUR 614 724,795
Virgin Media O2 Vendor Financing
Notes VIII DAC, 8.88%, 07/15/33
(b)
GBP 351 475,463
7,680,003
Israel — 0.1%
Energean plc, 5.63%, 05/12/31
(b)
... EUR 475 565,509
Italy — 1.6%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(b)
....... 981 1,152,824
Dolcetto Holdco SpA
(b)
5.63%, 07/14/32 ............ 919 1,108,120
(3-mo. EURIBOR + 3.63%), 5.73%,
07/14/32
(a)
.............. 171 204,728
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(a)(b)
............... 671 797,460
Engineering - Ingegneria Informatica
- SpA
(b)
11.13%, 05/15/28 ........... 1,168 1,447,826
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.77%, 02/15/30
(a)
... 314 372,549
Fedrigoni SpA, (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.02%,
01/15/30
(a)(b)
............... 600 693,332
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(b)(i)
660 534,166
Fibercop SpA, Series 2034, 6.00%,
09/30/34
(h)
................ USD 206 200,045
FIS Fabbrica Italiana Sintetici SpA,
(3-mo. EURIBOR + 3.25%), 5.27%,
02/05/31
(a)(b)
............... EUR 180 213,325
Gruppo San Donato SpA, 6.50%,
10/31/31
(b)
................ 500 600,869
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.77%, 04/15/29
(a)(b)
1,132 1,346,181
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85%, 12/15/29
(a)(b)
531 630,732
Italmatch Chemicals SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.13%), 6.23%, 02/05/31
(a)
... 322 382,171
6.25%, 02/05/31 ............ 165 196,150
Itelyum Regeneration SpA, 5.75%,
04/15/30
(b)
................ 409 491,912
Multiversity SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.28%,
05/17/31
(a)(b)
............... 784 932,001
TeamSystem SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.52%, 07/31/31 .... 685 809,774

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.27%, 07/01/32 .... EUR 569 $ 670,313
12,784,478
Japan — 1.2%
Kioxia Holdings Corp., 6.25%,
07/24/30
(h)
................ USD 3,500 3,615,717
Nissan Motor Co. Ltd., 6.38%,
07/17/33
(b)
................ EUR 500 613,468
SoftBank Group Corp.
(b)
5.38%, 01/08/29 ............ 456 555,152
3.38%, 07/06/29 ............ 330 379,419
5.25%, 10/10/29 ............ 569 687,074
5.88%, 07/10/31 ............ 829 1,011,514
3.88%, 07/06/32 ............ 286 317,712
5.75%, 07/08/32 ............ 1,083 1,302,515
6.38%, 07/10/33 ............ 696 849,990
9,332,561
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(h)
.......... USD 200 178,508
10.38%, 03/31/29
(b)
.......... GBP 993 1,222,484
Deepocean Ltd., 6.00%, 04/08/31
(b)
.. EUR 379 465,810
1,866,802
Luxembourg — 2.8%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(i)
................. 3,196 3,440,984
Altice Financing SA, 3.00%, 01/15/28
(b)
468 398,012
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(h)
........... USD 425 446,159
9.25%, 11/15/30
(b)
........... 813 852,634
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(b)
................ EUR 1,713 1,976,683
Garfunkelux Holdco 4 SA, 10.50%,
(10.50% Cash or 10.50% PIK),
05/01/30
(b)(i)
................ 153 —
INEOS Finance plc, 7.25%, 03/31/31
(b)
992 983,067
ION Platform Finance SARL
(b)
7.88%, 05/01/29 ............ 1,193 1,375,488
6.50%, 09/30/30 ............ 626 682,255
6.88%, 09/30/32 ............ 482 515,070
Kleopatra Finco SARL, 0.00%,
01/30/31
(e)(m)
............... 2,453 2,616,719
Maxam Prill SARL, 6.00%, 07/15/30
(b)
1,764 2,170,664
Summer BC Holdco B SARL
(b)
5.88%, 02/15/30 ............ 749 825,375
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.31%, 02/15/30
(a)
... 430 478,793
Titanium 2l Bondco SARL, 6.25%,
(6.25% Cash or 6.25% PIK),
01/14/31
(i)
................. 6,436 1,339,318
Vivion Investments SARL
(b)
8.25%, (8.25% Cash or 8.00 % PIK),
02/28/29
(i)
............... 2,074 2,429,381
5.63%, 06/08/30 ............ 1,458 1,702,517
22,233,119
Mauritius — 1.1%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(e)(h)
......... USD 8,252 8,581,778
Mexico — 0.3%
Fomento Economico Mexicano SAB de
CV, 2.63%, 02/24/26
(b)(j)
....... EUR 2,200 2,606,971
Security
Par (000)
Par (000) Value
Netherlands — 0.4%
(b)
Euronext NV, 1.50%, 05/30/32
(j)
.... EUR 400 $ 459,519
Sunrise FinCo. I BV, 4.63%, 05/15/32 810 971,328
VZ Secured Financing BV, 5.25%,
01/15/33 ................. 1,283 1,475,918
Ziggo Bond Co. BV
3.38%, 02/28/30 ............ 293 307,434
6.13%, 11/15/32 ............ 261 289,377
3,503,576
Portugal — 1.6%
Banco Espirito Santo SA
(b)(c)(d)
2.63%, 05/08/17 ............ 6,100 1,590,740
4.75%, 01/15/18 ............ 19,300 5,032,996
4.00%, 01/21/25 ............ 22,800 5,945,715
12,569,451
Slovenia — 0.0%
United Group BV, 5.25%, 02/01/30
(b)
. 309 367,985
Spain — 0.4%
(b)
Cirsa Finance International SARL
7.88%, 07/31/28 ............ 482 594,781
6.50%, 03/15/29 ............ 403 496,083
4.88%, 10/15/31 ............ 289 349,895
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(a)
.............. 424 507,234
Grifols SA
7.13%, 05/01/30 ............ 615 762,128
7.50%, 05/01/30 ............ 309 383,372
3,093,493
Sweden — 0.4%
Heimstaden AB, 8.38%, 01/29/30
(b)
.. 217 275,287
Intrum Investments & Financing AB
(b)
8.00%, 09/11/27 ............ 986 1,182,712
8.50%, 09/11/29 ............ 247 257,610
Stena International SA
7.25%, 01/15/31
(h)
........... USD 343 352,406
7.25%, 01/15/31
(b)
........... 1,275 1,309,963
3,377,978
Switzerland — 0.4%
(b)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 612 758,986
gategroup Finance Luxembourg SA,
3.00%, 02/28/27 ............ CHF 1,705 2,205,873
2,964,859
United Kingdom — 3.4%
Ardonagh Finco Ltd., 6.88%, 02/15/31
(b)
EUR 1,000 1,217,877
BCP V Modular Services Finance II plc
6.50%, 07/10/31
(b)
........... 2,128 2,380,566
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(b)
........... 684 663,062
Bellis Acquisition Co. plc
(b)
8.13%, 05/14/30 ............ GBP 595 744,070
8.00%, 07/01/31 ............ EUR 209 234,454
Deuce Finco plc, 7.00%, 11/20/31
(b)
. GBP 1,076 1,494,135
EC Finance plc, 3.25%, 10/15/26
(b)(k)
. EUR 279 328,126
Edge Finco plc, 8.13%, 08/15/31
(b)
.. GBP 1,311 1,912,809
Froneri Lux FinCo SARL
(b)
Series JAN, 4.75%, 08/01/32 .... EUR 1,049 1,254,304
4.75%, 08/01/32 ............ 772 923,092
Howden UK Refinance plc, Series
FEB., 8.13%, 02/15/32
(h)
....... USD 4,000 4,075,748
Intu Jersey 2 Ltd., 2.88%, 11/01/24
(b)(c)(d)
(j)
....................... GBP 3,817 685,761

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(h)
................ USD 800 $ 833,846
Metrocentre Finance plc, 8.75%,
(8.75% Cash or 8.75% PIK),
01/16/28
(i)
................. GBP 691 483,375
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a)(l)
............... 350 310,243
3.63%, 11/20/28
(k)
........... 100 126,701
4.88%, 09/26/31 ............ EUR 1,050 1,056,734
Motion Finco SARL, 7.38%, 06/15/30
(b)
401 414,795
Ocado Group plc, 11.00%, 06/15/30
(b)
GBP 103 144,103
OEG Finance plc, 7.25%, 09/27/29
(b)
. EUR 1,437 1,779,264
Pinewood Finco plc, 6.00%, 03/27/30
(b)
GBP 839 1,162,059
Thames Water Kemble Finance plc,
4.63%, 05/19/26
(b)(c)(d)
......... 432 2,956
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(b)
........... 100 98,690
Virgin Media Secured Finance plc,
4.13%, 08/15/30
(b)
........... 300 372,658
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(b)
....... 921 1,257,976
Vmed O2 UK Financing I plc
(b)
4.00%, 01/31/29 ............ 300 397,606
4.50%, 07/15/31 ............ 163 197,861
5.63%, 04/15/32 ............ EUR 1,202 1,405,973
Zegona Finance plc
(b)
6.75%, 07/15/29 ............ 630 783,645
6.75%, 07/15/29 ............ 423 526,161
27,268,650
United States — 39.1%
1261229 BC Ltd., 10.00%, 04/15/32
(h)
USD 1,250 1,282,821
AAR Escrow Issuer LLC, 6.75%,
03/15/29
(h)
................ 1,739 1,799,850
Albertsons Cos., Inc., 5.50%,
03/31/31
(h)
................ 1,394 1,396,466
Alexander Funding Trust II, 7.47%,
07/31/28
(h)
................ 10,012 10,659,695
Allegiant Travel Co., 7.25%, 08/15/27
(h)
68 68,770
Allied Universal Holdco LLC, 6.88%,
06/15/30
(h)
................ 1,327 1,378,097
AMC Networks, Inc.
10.25%, 01/15/29
(h)
.......... 125 130,337
4.25%, 02/15/29 ............ 192 167,772
American Axle & Manufacturing, Inc.,
6.38%, 10/15/32
(h)
........... 500 510,148
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(h)
................ 2,000 2,105,938
Ardagh Group SA
9.50%, 12/01/30
(h)
........... 313 337,846
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(a)(b)(i)
......... EUR 2,859 2,981,706
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(h)(i)
......... USD 604 537,191
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(b)
................ 2,026 2,189,230
Ashton Woods USA LLC
(h)
4.63%, 08/01/29 ............ 25 23,945
4.63%, 04/01/30 ............ 110 104,086
Asurion LLC and Asurion Co-Issuer,
Inc., 8.00%, 12/31/32
(h)
........ 1,666 1,740,644
AthenaHealth Group, Inc., 6.50%,
02/15/30
(h)
................ 1,250 1,212,305
Avnet, Inc., 1.75%, 09/01/30
(h)(j)
.... 1,497 1,622,000
Security
Par (000)
Par (000) Value
United States (continued)
Axalta Coating Systems Dutch Holding
B BV, 7.25%, 02/15/31
(h)
....... USD 4,000 $ 4,209,820
Ball Corp., 4.25%, 07/01/32 ....... EUR 875 1,059,686
Bausch + Lomb Corp., 8.38%,
10/01/28
(h)
................ USD 5,500 5,733,750
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(h)(n)
............... 2,000 1,906,081
Beignet Investor LLC, 6.58%,
05/30/49
(h)
................ 16,818 17,511,184
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(h)
................ 542 543,501
Block, Inc., 5.63%, 08/15/30
(h)
..... 3,000 3,053,529
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%,
12/15/32
(e)
................ 15,958 16,596,826
California Resources Corp., 8.25%,
06/15/29
(h)
................ 49 51,537
CCO Holdings LLC
(h)
4.75%, 02/01/32 ............ 9 8,220
7.00%, 02/01/33 ............ 1,304 1,316,594
Celanese US Holdings LLC, 7.00%,
02/15/31 ................. 1,196 1,223,357
Clarios Global LP, 4.75%, 06/15/31
(b)
. EUR 1,104 1,329,556
Clear Channel Outdoor Holdings, Inc.
(h)
7.88%, 04/01/30 ............ USD 1,000 1,052,867
7.13%, 02/15/31 ............ 1,591 1,659,100
Cloud Software Group, Inc.
(h)
6.50%, 03/31/29 ............ 5,000 4,968,838
9.00%, 09/30/29 ............ 38 38,371
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(h)
........... 38 38,027
Community Health Systems, Inc.
(h)
10.88%, 01/15/32 ........... 350 376,788
9.75%, 01/15/34 ............ 1,650 1,720,262
Core Scientific, Inc., 0.00%, 06/15/31
(h)(j)
(m)
...................... 23 26,824
Coty, Inc., 5.60%, 01/15/31
(h)
...... 3,000 3,036,550
Crescent Energy Finance LLC, 7.38%,
01/15/33
(h)
................ 18 17,420
CSC Holdings LLC
(h)
5.50%, 04/15/27 ............ 200 176,529
11.25%, 05/15/28 ........... 200 160,297
11.75%, 01/31/29 ........... 200 145,833
DISH Network Corp.
3.38%, 08/15/26
(j)
........... 60 57,750
11.75%, 11/15/27
(h)
.......... 1,500 1,552,437
EchoStar Corp.
10.75%, 11/30/29 ........... 5,000 5,481,100
6.75%, (6.75% Cash or 6.75% PIK),
11/30/30
(i)
............... 3,250 3,307,649
EQT Corp., 6.38%, 04/01/29 ...... 2,000 2,069,655
EquipmentShare.com, Inc., 9.00%,
05/15/28
(h)
................ 4,000 4,180,180
Figeac Aero North America, Inc.,
(Acquired 07/16/25, cost $372,336),
7.79%, 07/23/30
(b)(e)(g)
......... EUR 320 377,415
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(a)
........... USD 271 275,658
Flash Compute LLC, 7.25%, 12/31/30
(h)
1,355 1,359,598
Forestar Group, Inc., 5.00%, 03/01/28
(h)
557 556,595
Frontier Communications Holdings
LLC
(h)
6.75%, 05/01/29 ............ 3,000 3,010,533

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.00%, 01/15/30 ............ USD 3,000 $ 3,026,305
8.75%, 05/15/30 ............ 11,344 11,697,813
8.63%, 03/15/31 ............ 150 156,824
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 8,000 8,280,000
Full House Resorts, Inc., 8.25%,
02/15/28
(h)
................ 30 27,337
Gen Digital, Inc., 6.75%, 09/30/27
(h)
. 4,500 4,537,601
GoTo Group, Inc.
(h)
5.50%, 05/01/28 ............ 1,151 391,408
5.50%, 05/01/28 ............ 1,264 1,055,215
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(h)
................ 552 544,907
Gray Media, Inc.
(h)
10.50%, 07/15/29 ........... 1,800 1,933,407
7.25%, 08/15/33 ............ 1,050 1,074,962
Herc Holdings, Inc., 7.00%, 06/15/30
(h)
1,722 1,807,347
Hilton Domestic Operating Co., Inc.,
5.75%, 09/15/33
(h)
........... 1,000 1,018,750
Howard Hughes Corp. (The), 5.38%,
08/01/28
(h)
................ 231 230,951
Iron Mountain, Inc.
7.00%, 02/15/29
(h)
........... 2,500 2,568,835
4.75%, 01/15/34
(b)
........... EUR 977 1,129,962
Kronos International, Inc., 9.50%,
03/15/29
(b)
................ 1,467 1,579,924
Las Vegas Sands Corp.
5.63%, 06/15/28 ............ USD 4,000 4,095,252
6.00%, 06/14/30 ............ 4,810 5,017,936
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(e)(h)
.. 1,062 823,607
Level 3 Financing, Inc.
(h)
7.00%, 03/31/34 ............ 1,339 1,386,943
8.50%, 01/15/36 ............ 871 891,672
LGI Homes, Inc.
(h)
8.75%, 12/15/28 ............ 77 80,244
7.00%, 11/15/32 ............ 79 77,050
Live Nation Entertainment, Inc., 2.88%,
10/15/31
(h)(j)
................ 1,217 1,214,323
Macy's Retail Holdings LLC, 5.88%,
03/15/30
(h)
................ 2,250 2,273,191
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/30
(h)
........ 29 29,544
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(h)
................ 77 75,640
MKS, Inc., 4.25%, 02/15/34
(b)
...... EUR 1,258 1,491,127
Mobius Merger Sub, Inc., 9.00%,
06/01/30
(h)
................ USD 1,350 796,737
Molina Healthcare, Inc., 6.50%,
02/15/31
(h)
................ 3,100 3,177,029
MPT Operating Partnership LP, 0.99%,
10/15/26 ................. EUR 402 460,672
NCR Atleos Corp., 9.50%, 04/01/29
(h)
USD 6,750 7,234,083
Neogen Food Safety Corp., 8.63%,
07/20/30
(h)
................ 3,434 3,660,860
Neptune Bidco US, Inc., 9.29%,
04/15/29
(h)
................ 2,250 2,310,313
Nexstar Media, Inc., 5.63%, 07/15/27
(h)
4 4,001
Palomino Funding Trust I, 7.23%,
05/17/28
(h)
................ 10,850 11,473,174
Park Intermediate Holdings LLC,
4.88%, 05/15/29
(h)
........... 106 103,695
Permian Resources Operating LLC,
8.00%, 04/15/27
(h)
........... 131 132,191
Pitney Bowes, Inc., 6.88%, 03/15/27
(h)
1,150 1,148,405
Security
Par (000)
Par (000) Value
United States (continued)
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(b)
........... EUR 1,164 $ 1,338,523
Radiology Partners, Inc., 8.50%,
07/15/32
(h)
................ USD 2,000 2,099,940
Rand Parent LLC, 8.50%, 02/15/30
(h)
. 2,500 2,612,526
Reworld Holding Corp., 4.88%,
12/01/29
(h)
................ 32 30,978
RingCentral, Inc., 8.50%, 08/15/30
(h)
. 7,750 8,136,784
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(h)
................ 5,000 5,056,800
Sabre GLBL, Inc.
(h)
10.75%, 11/15/29 ........... 186 151,809
10.75%, 03/15/30 ........... 257 206,243
Schneider Electric SE, Series SUFP,
1.25%, 09/23/33
(b)(j)
.......... EUR 1,800 2,194,983
Seagate Data Storage Technology Pte.
Ltd.
(h)
8.25%, 12/15/29 ............ USD 7,500 7,922,063
5.88%, 07/15/30 ............ 250 257,545
8.50%, 07/15/31 ............ 1,269 1,342,844
9.63%, 12/01/32 ............ 7,150 8,082,467
Select Medical Corp., 6.25%,
12/01/32
(h)
................ 37 35,908
Service Properties Trust
8.38%, 06/15/29 ............ 242 244,900
8.63%, 11/15/31
(h)
........... 2,000 2,100,560
8.88%, 06/15/32 ............ 210 208,441
Shift4 Payments LLC, 5.50%,
05/15/33
(b)
................ EUR 1,216 1,467,693
SM Energy Co.
(h)
5.00%, 10/15/26 ............ USD 99 98,901
8.38%, 07/01/28 ............ 77 79,256
8.63%, 11/01/30 ............ 18 19,037
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(h)(j)
.......... 125 289,013
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(c)(d)(e)(i)
1,624 —
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(h)
................ 17,535 16,395,225
Starz Capital Holdings LLC, 5.50%,
04/15/29
(h)
................ 650 529,804
Stem, Inc., 0.50%, 12/01/28
(h)(j)
..... 47 18,795
STL Holding Co. LLC, 8.75%,
02/15/29
(h)
................ 52 54,682
SUN Country Marine, Inc., Series 2022-
1B, 5.75%, 03/15/29
(e)
........ 7,773 7,870,055
Talen Energy Supply LLC, 8.63%,
06/01/30
(h)
................ 4,000 4,220,440
Tenneco, Inc., 8.00%, 11/17/28
(h)
... 500 502,975
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(a)
........... 179 177,726
Transocean International Ltd., 8.25%,
05/15/29
(h)
................ 78 79,472
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(h)
........... 62 63,587
Uniti Group LP, Series Feb, 8.63%,
06/15/32
(h)
................ 1,214 1,223,105
Uniti Services LLC, 7.50%, 10/15/33
(h)
1,000 1,032,453
Univision Communications, Inc.
(h)
8.00%, 08/15/28 ............ 1,500 1,547,996
9.38%, 08/01/32 ............ 1,598 1,720,496
Venture Global LNG, Inc., 8.13%,
06/01/28
(h)
................ 6,650 6,807,586

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. USD 139 $ 137,973
Weekley Homes LLC, 4.88%,
09/15/28
(h)
................ 149 146,785
WESCO Distribution, Inc., 7.25%,
06/15/28
(h)
................ 1,250 1,265,036
William Carter Co. (The), 7.38%,
02/15/31
(h)
................ 3,000 3,101,432
Wolfspeed, Inc.
2.50%, 06/15/31
(h)(j)
.......... 36 48,870
2.50%, 06/15/31
(j)
........... 24 32,580
7.00%, (7.00% Cash or 7.00% PIK),
06/15/31
(i)
............... 86 69,984
WULF Compute LLC, 7.75%,
10/15/30
(h)
................ 1,500 1,564,530
Xerox Corp.
(h)
10.25%, 10/15/30 ........... 4,584 3,779,267
13.50%, 04/15/31 ........... 1,433 1,042,507
XHR LP , 4.88%, 06/01/29
(h)
....... 16 15,773
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(h)(i)
.............. 4,000 3,891,598
Zoetis, Inc., 0.25%, 06/15/29
(h)(j)
.... 2,500 2,556,250
313,332,197
Zambia — 0.4%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(h)
................ 2,647 2,776,041
Total Corporate Bonds — 61.1%
(Cost: $533,722,914) ............................. 489,782,462
Fixed Rate Loan Interests
France — 0.4%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 2,601 3,179,918
United States — 0.5%
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ USD 3,778 3,905,508
Total Fixed Rate Loan Interests — 0.9%
(Cost: $6,411,404) .............................. 7,085,426
Floating Rate Loan Interests
Austria — 0.1%
Innio Group Hldg GmbH, 1st Lien Term
Loan, 11/03/31
(a)(o)
........... EUR 1,000 1,185,682
Cayman Islands — 0.0%
Flexsys Cayman Holdings LP, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.04%
,
 08/01/29
(a)
........... USD 149 12,068
Finland — 0.3%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 08/05/31
(a)
........... EUR 1,867 2,223,375
Security
Par (000)
Par (000) Value
France — 0.5%
(a)
Atos SE, 1st Lien Term Loan,
(3-mo. EURIBOR + 2.60%),
4.66%
,
 12/17/30
(e)
........... EUR 1,728 $ 1,959,009
Betclic Everest Group, 1st Lien Term
Loan B, 12/10/31
(o)
........... 1,527 1,809,408
3,768,417
Germany — 0.3%
(a)
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.04%
,
 10/31/28 ...... 1,000 1,180,312
Techem Verwaltungsgesellschaft 675
mbH, Facility 1st Lien Term Loan B6,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%
,
 07/15/32 ...... 1,000 1,190,708
2,371,020
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan
(a)
16.50%, 11/10/27
(e)
.......... GBP 496 203,413
6.05%, 11/09/29 ............ 213 1,460
204,873
Luxembourg — 2.0%
(a)
Al Mansart (Luxembourg) Bidco
SCS, 1st Lien Term Loan, (6-mo.
CME Term SOFR + 5.25%),
9.12%
,
 07/01/32
(e)
........... USD 131 130,971
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
 01/01/30
(e)
..... 198 198,474
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 05/21/31 . EUR 2,000 2,378,120
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.02%
,
 10/29/27 ..... 1,176 1,058,217
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan B, 06/01/32
(o)
........... 2,000 2,292,467
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10%
,
 12/29/28 ... 1,874 1,238,092
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.52%
,
 01/26/32 ............ 1,226 1,457,289
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.56%
,
 02/26/29 ............ 1,000 1,190,874
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
 10/07/32 ............ 1,800 2,130,963
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.97% 01/22/33
(e)
...... 3,240 3,677,794
15,753,261

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.6%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.02%
,
 02/09/28
(e)
..... EUR 1,250 $ 992,731
Median BV, Facility 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
5.93%), 9.77%
,
 10/14/27 ...... GBP 1,700 2,253,501
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.94%
,
 01/31/29 ...... EUR 1,139 1,332,994
4,579,226
New Zealand — 0.4%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(a)
..... GBP 3,000 3,287,447
Spain — 0.3%
(a)
Dycom Industries, Inc., 1st Lien Term
Loan B, 01/21/33
(o)
........... EUR 1,000 1,187,898
Seashell Bidco SL, 1st Lien Term Loan
B, (EUR0012M at 0.00% Floor +
4.50%), 6.71%
,
 12/15/32 ...... 1,000 1,189,795
2,377,693
United Kingdom — 2.0%
(a)
Belron Uk Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.74%
,
 10/16/31 . 1,687 2,001,274
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.75%), 4.75%
,
 08/30/32 . GBP 1,159 1,594,647
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 1,825 2,502,458
EG Finco Ltd., 1st Lien Term Loan,
(EUR0012 at 0.00% Floor + 3.50%),
5.75%
,
 01/29/31 ............ EUR 1,000 1,000,000
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.45%
,
 04/03/29 ............ 1,410 1,195,484
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 3.00% Floor + 9.38%),
9.38%
,
 10/31/29
(e)
........... GBP 1,551 1,973,162
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.55%
,
 11/04/30 . EUR 1,800 2,096,782
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ 2,389 2,831,645
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR +
2.25%), 4.39%
,
 07/17/29 ...... 1,115 1,322,731
16,518,183
United States — 5.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.29%, 03/11/30 USD 82 80,923
(1-mo. CME Term SOFR at 1.00%
Floor + 7.61%), 11.29%, 03/11/30 77 75,655
Security
Par (000)
Par (000) Value
United States (continued)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . USD 11,512 $ 10,792,387
Atlas CC Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.18%
,
 05/25/29 ............ 818 167,385
Atlas CC Acquisition Corp., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.18%
,
 05/25/29 ............ 119 24,292
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.17%
,
 08/01/28 ...... 50 45,555
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.57%
,
 02/06/29 ............ —
(p)
17
Concrete Investment II SCA,
Facility 1st Lien Term Loan A2,
(3-mo. EURIBOR + 2.00%),
4.03%
,
 04/30/26
(e)
........... EUR 93 11
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.43%
,
 09/29/28 . USD 176 169,467
CoreWeave Acquisition Co. IV LLC,
Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.25% +
0.04%), 5.77%
,
 09/29/30
(e)
..... 563 543,677
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.27% -
13.44%
,
 07/30/28
(e)
.......... 976 969,998
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.00%
,
 05/16/29
(e)
.......... 1,034 1,033,986
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 46 40,927
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67%
,
 12/30/27
(e)
79 78,420
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.07%
,
 12/21/28 ............ 233 228,509
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
8.93%
,
 08/02/27 ............ 15 14,771
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.17%
,
 02/17/31 ............ 158 158,302
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 08/30/30 ............ 486 484,723
EIS Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.67%
,
 07/08/28
(e)
584 560,698

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
10.72%
,
 07/10/28
(e)
.......... USD 58 $ 56,070
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.57%
,
 04/30/28 . 1,189 875,576
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.17%
,
 10/25/28
(e)
........... 157 129,073
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 04/26/30 ............ 315 311,023
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.67%
,
 01/28/32 ............ 102 101,333
LABL, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
5.00%), 0.00%
,
 10/30/28
(e)
..... 247 127,423
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(c)
(d)(e)
..................... 202 111,155
McAfee Corp., 1st Lien Term Loan B1,
03/01/29
(o)
................ 7,450 6,574,625
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.77%
,
 11/01/29 ........... 461 95,275
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(3-mo. CME Term SOFR + 0.00%),
9.85%
,
 02/16/29
(e)
........... 70 67,406
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
9.85%
,
 02/16/29
(e)
........... 349 334,635
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.17%, 01/24/29 527 523,312
(3-mo. CME Term SOFR at 0.50%
Floor + 1.00%), 4.77%, 01/24/30 565 105,611
Neptune BidCo US, Inc., 1st Lien Term
Loan B, (EUR0012 at 0.00% Floor +
5.00%), 7.03% - 7.24%
,
 02/03/33 . EUR 1,000 1,185,350
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 852 298,032
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 3,126 1,562,944
Redstone Holdco 2 LP, 1st Lien
Term Loan A-1, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30
(e)
........... 2,000 1,700,000
Redstone Holdco 2 LP, 1st Lien
Term Loan A2, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
8.92%
,
 12/31/30 ............ 702 596,728
Security
Par (000)
Par (000) Value
United States (continued)
Runitonetime LLC, 1st Lien Term Loan
(e)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 04/16/26 USD 6 $ 5,778
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.72%, 05/06/26 120 118,311
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 71 70,741
StubHub Holdco Sub LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
 03/15/30 ............ 316 314,621
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 8.82%
,
 01/22/29 . 281 226,548
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18%
,
 08/18/28 ............ 5,720 5,253,957
X Corp., 1st Lien Term Loan B1, (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
 10/26/29 ...... 487 486,168
xAI Corp., 1st Lien Term Loan, (12-
mo. CME Term SOFR + 0.00%),
12.50%
,
 06/28/30 ........... 2,985 3,228,785
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.25%
at 0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 2,503 1,929,085
Zayo Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.83%
,
 03/11/30 ............ 60 57,393
41,916,661
Total Floating Rate Loan Interests — 11.7%
(Cost: $96,584,835) .............................. 94,197,906
Foreign Agency Obligations
France — 0.1%
Electricite de France SA, (5-Year EUR
Swap Annual + 3.97%), 3.38%
(a)(b)(l)
EUR 400 458,896
Total Foreign Agency Obligations — 0.1%
(Cost: $378,246) ................................ 458,896
Foreign Government Obligations
Spain — 0.5%
Bonos y Obligaciones del Estado,
3.20%, 10/31/35
(b)(h)
.......... 3,090 3,658,043
Total Foreign Government Obligations — 0.5%
(Cost: $3,554,678) .............................. 3,658,043
Shares
Shares
Investment Companies
Janus Henderson AAA CLO ETF ... 20,000 1,013,400
Total Investment Companies — 0.1%
(Cost: $1,014,200) .............................. 1,013,400

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.5%
United States — 0.5%
CSMC Trust, Series 2022-LION, Class
A, (1-mo. CME Term SOFR at 0.15%
Floor + 3.44%), 7.12%, 02/15/27
(a)(e)
(h)
...................... USD 4,000 $ 3,979,069
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $3,986,884) .............................. 3,979,069
Preferred Securities
Capital Trusts — 3.4%
Belgium — 0.1%
Ageas SA/NV , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a)(b)(l)
. EUR 400 482,763
France — 0.4%
(a)(l)
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(b)
.................. 1,500 1,802,618
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(b)
.......... 600 711,678
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(b)
................ GBP 500 716,860
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(b)
... EUR 200 243,092
3,474,248
Germany — 1.0%
(a)(l)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(b)
.......... 1,325 1,532,124
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(b)
.......... 1,612 1,888,907
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(b)
.......... 800 987,396
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(b)
.......... 1,200 1,551,149
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(b)
.......... 800 1,044,251
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(b)
.. 1,100 1,296,491
8,300,318
Greece — 0.2%
Eurobank SA , (5-Year EURIBOR ICE
Swap Rate + 3.79%), 6.25%
(a)(b)(l)
. 1,425 1,696,228
Italy — 0.2%
(a)(b)(l)
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 500 587,904
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 350 427,373
1,015,277
Japan — 0.2%
Rakuten Group, Inc. , (5-Year EUR
Swap Annual + 4.74%), 4.25%
(a)(b)(l)
1,274 1,483,873
Luxembourg — 0.1%
(b)
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a)(b)(l)
........ 1,000 1,115,857
Security
Par (000)
Par (000) Value
Netherlands — 0.3%
(b)(l)
Cooperatieve Rabobank UA, 6.50%
(k)
EUR 1,306 $ 1,792,894
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a)
... 925 1,124,180
2,917,074
Norway — 0.1%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%),
7.86%, 11/15/83
(a)(b)
.......... 673 877,443
Spain — 0.2%
(b)
Telefonica Emisiones SA
(a)(l)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(b)
.......... 400 474,841
(EUAMDB08 + 2.13%), 4.88%
(b)
.. 800 945,208
1,420,049
Sweden — 0.2%
(b)
Heimstaden Bostad AB
(a)(l)
(5-Year EUR Swap Annual + 3.15%),
2.63%
(b)
................ 974 1,139,001
(5-Year EURIBOR ICE Swap Rate +
2.53%), 5.00%
(b)
.......... 550 651,655
1,790,656
United Kingdom — 0.4%
Barclays plc , (5-Year EURIBOR ICE
Swap Rate + 3.56%), 6.13%
(a)(b)(l)
. 950 1,144,663
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a)(b)(l)
.............. GBP 1,050 1,511,908
2,656,571
United States — 0.0%
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(h)(l)
...................... USD 77 67,739
Total Capital Trusts — 3.4%
(Cost: $25,492,013) .............................. 27,298,096
Shares
Shares
Preferred Stocks — 0.8%
Finland — 0.1%
Aiven OY, Series D
(d)(e)
.......... 6,597 349,575
United States — 0.7%
Cap Hill Brands, Class E
(d)(e)
....... 506,652 5
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(e)(i)
....... 430,000 554,700
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)(l)
........ 2,261 2,246,869
HawkEye 360, Inc., Series D1
(d)(e)
... 34,579 734,458
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $723,000)
(d)(e)(g)
... 723,000 513,330
Lessen Holdings, Inc., Series B
(d)(e)
.. 16,373 —
Veritas Newco
(d)(e)
.............. 17,298 371,904
Veritas Newco, Series G-1
(d)
...... 11,940 280,600

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638),
12.00%, (12.00% Cash or 12.00%
PIK)
(e)(g) (i)
................. 194,516 $ 1,124,302
5,826,168
Total Preferred Stocks — 0.8%
(Cost: $6,373,271) .............................. 6,175,743
Total Preferred Securities — 4.2%
(Cost: $31,865,284) .............................. 33,473,839
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(d)
.................. 5,012 149
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 11/26/26, Strike Price EUR
11.50)
(d)
.................. 109,736 26,015
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 02/18/26, Strike Price EUR
11.50)
(d)
.................. 71,516 85
United States — 0.1%
(d)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 529 154
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 606
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 16,190 2,001
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 7,796 507
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(e)(g)
...... 43 115,712
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 10,681 186,170
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 4,328 75,437
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(e)
.................. 1,695 20,679
Security
Shares
Shares Value
United States (continued)
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(e)
.................. 6,894 $ 1
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 275
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 5,599 627
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 20,304 2,274
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
04/26/27, Strike Price USD 10.00)
(e)
580 —
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(e)
........... 38,747 —
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(e)
........... 3,884 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(e)(g)
.......... 23,975 106,689
Volato Group, Inc., (Acquired 12/03/23,
cost $11,228) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(g)
.................. 11,228 123
511,255
Total Warrants — 0.1%
(Cost: $140,376) ................................ 537,504
Total Long-Term Investments — 89.9%
(Cost: $770,909,097) ............................. 720,587,236
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 4.9%
(q)
Barclays Bank plc, (0.10)%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 119,245,
collateralized by Xerox Holdings
Corp., 8.88%, due at 11/30/29, par
and fair value of USD 300,000 and
$110,119, respectively) ........ USD 119 119,250
Barclays Bank plc, 2.00%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 258,293,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $256,722, respectively) 258 258,064

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.25%, 02/13/26
(Purchased on 01/15/26 to be
repurchased at USD 1,954,559,
collateralized by SoftBank Group
Corp., 6.88%, par and fair value of
USD 2,000,000 and $1,951,871,
respectively)
(l)
.............. USD 1,952 $ 1,951,740
Barclays Bank plc, 3.40%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 1,344,529,
collateralized by CCO Holdings LLC,
4.50%, due at 05/01/32, par and
fair value of USD 1,500,000 and
$1,346,081, respectively) ...... 1,343 1,342,500
Barclays Bank plc, 3.40%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 2,162,222,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 7.75%, par
and fair value of USD 2,000,000 and
$2,151,556, respectively)
(l)
..... 2,159 2,158,960
Barclays Bank plc, 3.40%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 163,447,
collateralized by Rivian Holdings
LLC, 10.00%, due at 01/15/31, par
and fair value of USD 170,000 and
$160,478, respectively) ........ 163 163,200
Barclays Bank plc, 3.40%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 1,020,616,
collateralized by INEOS Finance
plc, 7.50%, due at 04/15/29, par and
fair value of USD 1,200,000 and
$1,005,065, respectively) ...... 1,019 1,019,076
Barclays Bank plc, 3.40%, 02/13/26
(Purchased on 01/16/26 to be
repurchased at USD 1,988,500,
collateralized by Warnermedia
Holdings, Inc., 4.28%, due at
03/15/32, par and fair value of
USD 2,200,000 and $1,936,000,
respectively) ............... 1,986 1,985,500
Barclays Bank plc, 1.73%, Open
(Purchased on 01/19/26 to be
repurchased at USD 2,312,259,
collateralized by Aegis Lux 1a SARL,
5.63%, due at 10/29/31, par and
fair value of EUR 1,900,000 and
$2,280,364, respectively)
(r)
..... EUR 1,950 2,311,037
BNP Paribas SA, 3.35%, Open
(Purchased on 01/28/26 to be
repurchased at USD 617,730,
collateralized by Sirius XM Radio
LLC, 4.13%, due at 07/01/30, par
and fair value of USD 650,000 and
$612,962, respectively)
(r)
....... USD 618 617,500
BofA Securities, Inc., 3.37%, 04/22/26
(Purchased on 01/30/26 to be
repurchased at USD 1,222,729,
collateralized by JetBlue Airways
Corp., 9.88%, due at 09/20/31, par
and fair value of USD 1,200,000 and
$1,205,240, respectively) ...... 1,223 1,222,500
Security
Par (000)
Par (000) Value
Goldman Sachs & Co. LLC,
3.35%, Open (Purchased on
01/21/26 to be repurchased at
USD 336,335, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value
of USD 329,000 and $328,515,
respectively)
(r)
.............. USD 336 $ 335,991
J.P. Morgan Securities LLC,
3.38%, Open (Purchased on
01/30/26 to be repurchased at USD
1,525,099, collateralized by Cloud
Software Group, Inc., 6.63%, due
at 08/15/33, par and fair value of
USD 1,550,000 and $1,485,809,
respectively)
(r)
.............. 1,525 1,524,813
J.P. Morgan Securities LLC,
3.40%, Open (Purchased on
01/30/26 to be repurchased at USD
612,116, collateralized by Olympus
Water US Holding Corp., 7.25%,
due at 02/15/33, par and fair value
of USD 600,000 and $597,665,
respectively)
(r)
.............. 612 612,000
J.P. Morgan Securities LLC,
3.41%, Open (Purchased on
01/30/26 to be repurchased at
USD 1,442,273, collateralized by
OneMain Finance Corp., 6.50%,
due at 03/15/33, par and fair value
of USD 1,400,000 and $1,407,174,
respectively)
(r)
.............. 1,442 1,442,000
J.P. Morgan Securities plc,
(2.25)%, Open (Purchased on
11/19/25 to be repurchased at
USD 1,067,600, collateralized
by LANXESS AG, 0.63%, due at
12/01/29, par and fair value of
EUR 1,000,000 and $1,066,946,
respectively)
(r)
.............. EUR 901 1,068,379
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
05/27/25 to be repurchased at
USD 874,047, collateralized by
Banco Santander SA, 3.63%, par
and fair value of EUR 800,000 and
$917,868, respectively)
(l)(r)
...... 729 863,788
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
01/26/26 to be repurchased at USD
2,491,436, collateralized by Fnac
Darty SA, 6.00%, due at 04/01/29,
par and fair value of EUR 2,000,000
and $2,451,302, respectively)
(r)
.. 2,101 2,490,965
J.P. Morgan Securities plc,
1.75%, Open (Purchased on
01/05/26 to be repurchased at
USD 756,901, collateralized by
Warnermedia Holdings, Inc., 4.69%,
due at 05/17/33, par and fair value
of EUR 660,000 and $732,179,
respectively)
(r)
.............. 638 755,982

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morgan Stanley & Co. International,
0.00%, Open (Purchased on
01/30/26 to be repurchased at
USD 1,907,460, collateralized by
SoftBank Group Corp., 8.25%, due
at 10/29/65, par and fair value of
USD 2,000,000 and $1,862,822,
respectively)
(r)
.............. USD 1,907 $ 1,907,460
Morgan Stanley & Co. International,
3.00%, Open (Purchased on
01/30/26 to be repurchased at
USD 1,016,913, collateralized by
SoftBank Group Corp., 8.25%,
due at 10/29/65, par and fair value
of USD 1,067,000 and $993,815,
respectively)
(r)
.............. 1,017 1,016,744
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/28/26 to be repurchased at USD
2,941,111, collateralized by Oracle
Corp., 4.80%, due at 09/26/32, par
and fair value of USD 3,000,000 and
$2,904,366, respectively)
(r)
..... 2,940 2,940,000
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/28/26 to be repurchased at
USD 514,569, collateralized by
Venture Global LNG, Inc., 8.38%,
due at 06/01/31, par and fair value
of USD 500,000 and $511,408,
respectively)
(r)
.............. 514 514,375
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/30/26 to be repurchased at USD
2,492,497 , collateralized by McAfee
Corp., 7.38%, due at 02/15/30, par
and fair value of USD 2,980,000 and
$2,370,885, respectively)
(r)
..... 2,492 2,492,026
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/28/26 to be repurchased at USD
2,072,845, collateralized by Oracle
Corp., 5.20%, due at 09/26/35, par
and fair value of USD 2,150,000 and
$2,048,941, respectively)
(r)
..... 2,072 2,072,062
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/28/26 to be repurchased at
USD 664,401, collateralized by
Warnermedia Holdings, Inc., 4.28%,
due at 03/15/32, par and fair value
of USD 740,000 and $651,200,
respectively)
(r)
.............. 664 664,150
Security
Par (000)
Par (000) Value
Morgan Stanley & Co. LLC,
3.40%, Open (Purchased on
01/28/26 to be repurchased at
USD 1,280,171, collateralized by
Warnermedia Holdings, Inc., 5.05%,
due at 03/15/42, par and fair value
of USD 1,750,000 and $1,229,375,
respectively)
(r)
.............. USD 1,280 $ 1,279,688
Morgan Stanley & Co. LLC,
3.42%, Open (Purchased on
01/30/26 to be repurchased at USD
315,102, collateralized by ION
Platform Finance US, Inc., 7.88%,
due at 09/30/32, par and fair value
of USD 350,000 and $306,955,
respectively)
(r)
.............. 315 315,042
Nomura Securities International,
Inc., 2.75%, Open (Purchased on
01/05/26 to be repurchased at USD
993,608, collateralized by MGM
Resorts International, 6.50%, due
at 04/15/32, par and fair value
of USD 950,000 and $972,525,
respectively)
(r)
.............. 992 991,563
RBC Capital Markets LLC,
1.65%, Open (Purchased on
10/15/25 to be repurchased at
USD 541,970, collateralized by
Clear Channel Outdoor Holdings,
Inc., 7.50%, due at 06/01/29, par
and fair value of USD 550,000 and
$544,236, respectively)
(r)
....... 539 539,000
RBC Capital Markets LLC,
3.15%, Open (Purchased on
12/02/25 to be repurchased at
USD 361,458, collateralized by
Zayo Group Holdings, Inc., 9.00%,
due at 09/09/30, par and fair value
of USD 400,000 and $367,256,
respectively)
(r)
.............. 360 359,500
RBC Capital Markets LLC,
3.25%, Open (Purchased on
11/19/25 to be repurchased at USD
1,120,110, collateralized by McAfee
Corp., 7.38%, due at 02/15/30, par
and fair value of USD 1,250,000 and
$994,499, respectively)
(r)
....... 1,113 1,112,500
RBC Capital Markets LLC,
3.40%, Open (Purchased on
10/22/25 to be repurchased at USD
721,176, collateralized by Central
Parent, Inc., 7.25%, due at 06/15/29,
par and fair value of USD 850,000
and $651,349, respectively)
(r)
.... 714 714,000
Total Borrowed Bond Agreements — 4.9%
(Cost: $39,042,342) .............................. 39,161,355

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 8.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.57%
(s)(t)
.... 71,420,290 $ 71,420,290
Total Money Market Funds — 8.9%
(Cost: $71,420,290) .............................. 71,420,290
Total Short-Term Securities — 13.8%
(Cost: $110,462,632) ............................. 110,581,645
Total Options Purchased — 0.1%
(Cost: $1,644,768 ) .............................. 1,182,618
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 103.8%
(Cost: $883,016,497) ............................. 832,351,499
Total Options Written — (0.1)%
(Premiums Received — $(735,837)) .................. (468,364)
Par (000)
Pa r (000)
Borrowed Bonds
Capital Trusts — (0.3)%
Spain — (0.3)%
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(a)(l)
........... USD (2,000) (2,151,556)
Corporate Bonds — (4.5)%
France — (0.3)%
Fnac Darty SA, 6.00% ,  04/01/29 ... EUR (2,000) (2,451,302)
Germany — (0.1)%
LANXESS AG, 0.63% ,  12/01/29 .... (1,000) (1,066,946)
Japan — (0.6)%
SoftBank Group Corp.
(a)
:
(USISOA05 + 4.85%), 6.88%
(l)
... USD (2,000) (1,951,871)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.55%), 8.25% ,  10/29/65 .... (3,067) (2,856,637)
(4,808,508)
Luxembourg — (0.4)%
Aegis Lux 1a SARL, 5.63%
,
(5.63%
Cash or 6.38% PIK), 10/29/31
(i)
.. EUR (1,900) (2,280,364)
INEOS Finance plc, 7.50% ,  04/15/29
(h)
USD (1,200) (1,005,065)
(3,285,429)
Spain — (0.1)%
Banco Santander SA, (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a)(l)
................. EUR (800) (917,868)
United States — (3.0)%
CCO Holdings LLC, 4.50% ,  05/01/32 USD (1,500) (1,346,081)
Central Parent, Inc., 7.25% , 06/15/29
(h)
(850) (651,349)
Clear Channel Outdoor Holdings, Inc.,
7.50% ,  06/01/29
(h)
........... (550) (544,236)
Cloud Software Group, Inc.,
6.63% ,  08/15/33
(h)
........... (1,550) (1,485,809)
Security
Par (000)
Par (000) Value
United States (continued)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(h)
........... USD (261) $ (256,722)
ION Platform Finance US, Inc.,
7.88% ,  09/30/32
(h)
........... (350) (306,955)
JetBlue Airways Corp.,
9.88% ,  09/20/31
(h)
........... (1,200) (1,205,240)
McAfee Corp., 7.38% ,  02/15/30
(h)
... (4,230) (3,365,384)
MGM Resorts International,
6.50% ,  04/15/32 ............ (950) (972,525)
Olympus Water US Holding Corp.,
7.25% ,  02/15/33
(h)
........... (600) (597,665)
OneMain Finance Corp.,
6.50% ,  03/15/33 ............ (1,400) (1,407,174)
Oracle Corp.:
4.80% ,  09/26/32 ............ (3,000) (2,904,366)
5.20% ,  09/26/35 ............ (2,150) (2,048,941)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (328,515)
Rivian Holdings LLC,
10.00% ,  01/15/31
(h)
.......... (170) (160,478)
Sirius XM Radio LLC,
4.13% ,  07/01/30
(h)
........... (650) (612,962)
Venture Global LNG, Inc.,
8.38% ,  06/01/31
(h)
........... (500) (511,408)
Warnermedia Holdings, Inc.:
4.28% ,  03/15/32 ............ (2,940) (2,587,200)
4.69% ,  05/17/33 ............ EUR (660) (732,179)
5.05% ,  03/15/42 ............ USD (1,750) (1,229,375)
Xerox Holdings Corp.,
8.88% ,  11/30/29
(h)
........... (300) (110,119)
Zayo Group Holdings, Inc.,
9.00%
,
(9.00% Cash or 1.88%
PIK), 09/09/30
(a)(h)(i)
........... (400) (367,256)
(23,731,939)
Total Borrowed Bonds — (4.8)%
(Proceeds: $(38,801,550)) .........................
(38,413,548)
Shares
Shares
Investments Sold Short
Investment Companies
Janus Detroit Street Trust ........ (20,000) (956,800)
Total Investment Companies
— (0.1)%
(Proceeds: $(957,166)) ........................... (956,800)
Total Investments Sold Short — (0.1)%
(Proceeds: $(957,166) ) ........................... (956,800)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.8%
(Cost: $842,521,944) ............................. 792,512,787
Other Assets Less Liabilities — 1.2% ................... 9,310,039
Net Assets — 100.0% .............................. $ 801,822,826
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,004,594, representing 0.50% of its net assets as of period end, and an original cost of $3,212,513.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Perpetual security with no stated maturity date.
(m)
Zero-coupon bond.
(n)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 89,144,689 $ — $ (17,724,399)
(a)
$ — $ — $ 71,420,290 71,420,290 $ 1,624,487 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 100 03/06/26 $ 13,822 $ (49,629)
Euro-BTP ............................................................... 25 03/06/26 3,589 22,094
U.S. Treasury 10-Year Note ................................................... 49 03/20/26 5,477 (55,052)
U.S. Treasury 10-Year Ultra Note ............................................... 2 03/20/26 228 (2,204)
U.S. Treasury 5-Year Note .................................................... 250 03/31/26 27,227 (105,965)
(190,756)
Short Contracts
Euro-OAT ............................................................... 25 03/06/26 3,613 (27,857)
Russell 2000 E-Mini Index .................................................... 33 03/20/26 4,331 (84,782)
S&P 500 E-Mini Index ....................................................... 1 03/20/26 348 (3,853)
(116,492)
$ (307,248)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,448,469 USD 1,697,489 JPMorgan Chase Bank NA 03/18/26 $ 22,950
USD 1,187,998 EUR 990,044 JPMorgan Chase Bank NA 03/18/26 12,059
USD 169,436 GBP 122,918 Citibank NA 03/18/26 1,250
USD 782,708 GBP 568,000 Morgan Stanley & Co. International plc 03/18/26 5,528
41,787
USD 539,864 EUR 462,103 Deutsche Bank AG 02/03/26 (7,890)
USD 312,751 AUD 470,000 UBS AG 03/18/26 (14,499)
USD 2,187,446 CHF 1,721,000 Morgan Stanley & Co. International plc 03/18/26 (49,137)
USD 1,622,179 EUR 1,393,000 Bank of America NA 03/18/26 (32,375)
USD 1,226,873 EUR 1,055,000 Barclays Bank plc 03/18/26 (26,217)
USD 278,340,161 EUR 235,590,000 BNP Paribas SA 03/18/26 (1,484,995)
USD 4,988,281 EUR 4,256,129 Deutsche Bank AG 03/18/26 (66,992)
USD 2,011,680 EUR 1,716,121 JPMorgan Chase Bank NA 03/18/26 (26,666)
USD 4,401,065 EUR 3,763,000 Morgan Stanley & Co. International plc 03/18/26 (68,487)
USD 1,282,833 EUR 1,086,000 Morgan Stanley & Co. International plc 03/18/26 (7,078)
USD 62,476 EUR 53,000 Natwest Markets plc 03/18/26 (475)
USD 969,629 GBP 724,000 Barclays Bank plc 03/18/26 (21,002)
USD 770,898 GBP 572,412 BNP Paribas SA 03/18/26 (12,320)
USD 27,691,902 GBP 20,690,000 Deutsche Bank AG 03/18/26 (617,715)
USD 187,376 GBP 140,000 HSBC Bank plc 03/18/26 (4,183)
USD 508,770 GBP 374,000 Morgan Stanley & Co. International plc 03/18/26 (2,965)
USD 237,001 SEK 2,189,000 BNP Paribas SA 03/18/26 (9,284)
(2,452,280)
$ (2,410,493)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 500 02/18/26 USD 30.00 USD 872 $ 32,417
Amkor Technology, Inc. ........................ 250 03/20/26 USD 70.00 USD 1,208 23,125
Lionsgate Studios Corp. ....................... 500 03/20/26 USD 10.00 USD 472 40,000
Newell Brands, Inc. .......................... 500 03/20/26 USD 5.00 USD 213 11,250

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
U.S. Treasury 10-Year Note ..................... 125 03/27/26 USD 113.00 USD 12,500 $ 35,156
U.S. Treasury 30-Year Bond .................... 75 03/27/26 USD 119.00 USD 7,500 31,641
Sabre Corp. ............................... 1,250 04/17/26 USD 2.00 USD 163 18,750
Lionsgate Studios Corp. ....................... 443 06/18/26 USD 12.00 USD 418 33,225
EURO STOXX 50 Index ....................... 52 09/18/26 EUR 6,000.00 EUR 3,093 158,318
EURO STOXX 50 Index ....................... 52 09/18/26 EUR 6,600.00 EUR 3,093 35,904
EURO STOXX Bank Index ..................... 122 09/18/26 EUR 310.00 EUR 1,680 44,288
Nasdaq-100 Index ........................... 3 09/18/26 USD 29,500.00 USD 7,666 122,459
586,533
Put
EURO STOXX 50 Index ....................... 142 02/20/26 EUR 5,800.00 EUR 8,446 84,328
EURO STOXX 50 Index ....................... 142 02/20/26 EUR 5,400.00 EUR 8,446 20,535
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3,000 02/20/26 USD 80.00 USD 24,336 42,696
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 02/20/26 USD 108.00 USD 11,057 6,966
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 02/20/26 USD 109.00 USD 11,057 18,312
iShares Russell 2000 ETF ...................... 300 02/20/26 USD 250.00 USD 7,790 60,432
Oracle Corp. ............................... 350 02/20/26 USD 120.00 USD 5,760 13,125
S&P 500 Index ............................. 13 02/20/26 USD 6,775.00 USD 9,021 55,360
State Street SPDR S&P 500 ETF Trust ............. 100 02/20/26 USD 650.00 USD 6,920 16,677
Janus Detroit Street Trust ...................... 500 03/20/26 USD 45.00 USD 2,392 1,446
VanEck Semiconductor ETF .................... 100 03/20/26 USD 325.00 USD 4,035 30,370
350,247
$ 936,780
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... BNP Paribas SA 315 06/18/26 USD 6,950.00 USD 2,186 $ 76,364
S&P 500 Index .......... BNP Paribas SA 211 09/18/26 USD 6,950.00 USD 1,464 67,395
$ 143,759
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 EUR 60.00 EUR 24,314 $ 6,285
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 EUR 65.00 EUR 24,314 13,045
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 02/18/26 USD 106.50 USD 5,000 8,457
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 02/18/26 USD 106.50 USD 10,000 16,914
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly BNP Paribas SA 02/18/26 EUR 262.50 EUR 13,890 28,686
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 EUR 262.50 EUR 13,893 28,692
$ 102,079

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ........................ 104 09/18/26 EUR 6,300.00 EUR 6,186 $ (161,246)
Nasdaq-100 Index ............................ 3 09/18/26 USD 31,000.00 USD 7,666 (54,868)
(216,114)
Put
EURO STOXX 50 Index ........................ 284 02/20/26 EUR 5,600.00 EUR 16,892 (76,249)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 3,000 02/20/26 USD 77.00 USD 24,336 (11,572)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,000 02/20/26 USD 105.00 USD 11,057 (356)
iShares Russell 2000 ETF ....................... 100 02/20/26 USD 215.00 USD 2,597 (1,291)
iShares Russell 2000 ETF ....................... 200 02/20/26 USD 220.00 USD 5,193 (3,382)
S&P 500 Index .............................. 13 02/20/26 USD 6,575.00 USD 9,021 (25,117)
State Street SPDR S&P 500 ETF Trust .............. 100 02/20/26 USD 600.00 USD 6,920 (4,348)
(122,315)
$ (338,429)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. BNP Paribas SA 315 06/18/26 USD 6,225.00 USD 2,186 $ (30,498)
S&P 500 Index ............. BNP Paribas SA 211 09/18/26 USD 6,225.00 USD 1,464 (33,382)
$ (63,880)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly BNP Paribas SA 02/18/26 BB- EUR 237.50 EUR 13,890 $ (16,964)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 NR EUR 237.50 EUR 13,893 (16,968)
(33,932)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 02/18/26 A- EUR 70.00 EUR 24,314 (2,967)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 75.00 EUR 24,314 (8,046)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 Quarterly BNP Paribas SA 02/18/26 BB- EUR 300.00 EUR 13,890 (10,554)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 02/18/26 NR EUR 300.00 EUR 13,893 $ (10,556)
(32,123)
$ (66,055)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5 .00 % Quarterly 06/20/30 USD 990 $ (90,896) $ (56,340) $ (34,556)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 10,610 (1,426,216) (1,306,033) (120,183)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 228 (30,666) (26,343) (4,323)
iTraxx Europe Main Index Series 44.V1 ..... 1 .00 Quarterly 12/20/30 EUR 728 (20,306) (17,460) (2,846)
iTraxx Europe Senior Financials Index Series
44.V1 ......................... 1 .00 Quarterly 12/20/30 EUR 1,937 (51,473) (42,282) (9,191)
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5 .00 Quarterly 12/20/30 USD 299 (26,761) (21,428) (5,333)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 27,160 (642,445) (608,430) (34,015)
$ (2,288,763) $ (2,078,316) $ (210,447)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5 .00 % Quarterly Goldman Sachs International 06/20/26 USD 300 $ (6,397) $ 5,339 $ (11,736)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 (4,265) 2,746 (7,011)
Xerox Corp. ............. 1 .00 Quarterly Barclays Bank plc 12/20/26 USD 300 47,143 66,877 (19,734)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (31,467) 10,450 (41,917)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 (182) 75,473 (75,655)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 (124) 49,941 (50,065)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 (364) 210,120 (210,484)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 (73) 30,921 (30,994)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 (109) 47,735 (47,844)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 (121) 48,989 (49,110)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 (242) 132,730 (132,972)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (83,398) 30,807 (114,205)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (57,981) 21,459 (79,440)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 311,568 36,612 274,956
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (11,632) 23,466 (35,098)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (2,268) 2,995 (5,263)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (16,991) 12,997 (29,988)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (3,487) (565) (2,922)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (11,729) 89,776 (101,505)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (3,762) 1,625 (5,387)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (102,432) (56,880) (45,552)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 186,126 (26,151) (28,416) 2,265

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1 .00 % Quarterly BNP Paribas SA 06/20/30 USD 2,000 $ (48,377) $ (9,367) $ (39,010)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 1,300 (215,635) (194,066) (21,569)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 (165,873) (152,319) (13,554)
American Airlines Group, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 USD 500 (28,765) 10,240 (39,005)
Avnet, Inc. .............. 1 .00 Quarterly Bank of America NA 12/20/30 USD 3,000 (44,711) (19,699) (25,012)
Avnet, Inc. .............. 1 .00 Quarterly Goldman Sachs Bank USA 12/20/30 USD 3,000 (44,711) (27,585) (17,126)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 3,243 (99,490) (77,400) (22,090)
CMA CGM SA ............ 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,658 (186,612) (200,622) 14,010
Constellium SE ........... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 1,658 (272,588) (237,568) (35,020)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,500 (242,579) (214,469) (28,110)
Fibercop SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,661 81,389 101,052 (19,663)
HP, Inc. ................ 1 .00 Quarterly BNP Paribas SA 12/20/30 USD 2,000 (14,292) (9,651) (4,641)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 3,000 (688,294) (659,621) (28,673)
Lanxess AG ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 360 14,629 13,474 1,155
Mercedes-Benz Group AG .... 1 .00 Quarterly Barclays Bank plc 12/20/30 EUR 3,243 (101,257) (76,514) (24,743)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 10,291 19,403 (9,112)
Southwest Airlines Co. ...... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 1,000 (6,760) 2,616 (9,376)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 4,500 (30,419) 19,444 (49,863)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 10,070 (68,072) 43,512 (111,584)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 2,468 (486,759) (409,359) (77,400)
Stena AB ............... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 491 (65,526) (62,045) (3,481)
Stena AB ............... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 328 (43,684) (40,687) (2,997)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 1,082 (144,279) (141,227) (3,052)
Sudzucker International Finance
BV ................. 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 1,647 46,888 24,049 22,839
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 2,788 (26,514) (40,201) 13,687
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 810 (83,882) (50,783) (33,099)
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 964 (99,829) (60,438) (39,391)
Volkswagen International
Finance NV ........... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,621 (13,584) 10,184 (23,768)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,630 (295,025) (225,696) (69,329)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,657 (299,912) (236,100) (63,812)
Warnermedia Holdings, Inc. ... 1 .00 Quarterly Bank of America NA 12/20/30 USD 705 41,206 30,996 10,210
Whirlpool Corp. ........... 1 .00 Quarterly Bank of America NA 12/20/30 USD 3,500 218,531 203,555 14,976
Whirlpool Corp. ........... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 500 31,219 32,211 (992)
$ – $ – $ –
$ (3,377,740) $ (1,819,484) $ (1,558,256)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 712 $ 10,884 $ (3,657) $ 14,541
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 535 22,804 16,392 6,412
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 11,700 (12,018) 23,718
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 8,027 (8,248) 16,275
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 248 15,976 (16,892) 32,868
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 24,241 (26,706) 50,947
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,060 56,789 21,420 35,369
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 76,177 (8,131) 84,308
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 89,698 (10,559) 100,257
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 890 38,221 7,069 31,152

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ZF Europe Finance BV .. 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 1,661 $ 169,956 $ 52,543 $ 117,413
iTraxx Europe Crossover
Index Series 40.V4 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 2,340 240,079 142,373 97,706
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,257 104,732 109,724 (4,992)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 695 55,058 53,955 1,103
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 712 86,717 (11,453) 98,170
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 11,159 1,939,290 1,181,521 757,769
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,157 548,646 289,816 258,830
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 105,403 (38,005) (12,879) (25,126)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 250 (5,324) (14,410) 9,086
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 110 1,915 (376) 2,291
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 50 870 (85) 955
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 50 870 (103) 973
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 108,146 145,332 (37,186)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 11,896 12,694 (798)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 8,652 8,705 (53)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 650 70,295 78,492 (8,197)
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 NR USD 3,000 508,139 387,130 121,009
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 NR USD 650 110,097 75,380 34,717
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 332 64,856 51,361 13,495
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 324 63,221 39,737 23,484
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 498 97,285 66,232 31,053
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 2,500 460,698 430,318 30,380
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 12/20/30 NR USD 4,000 737,116 689,529 47,587
Boeing Co. (The) ...... 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BBB- USD 5,000 99,108 73,065 26,043
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 650 69,569 83,253 (13,684)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 500 53,515 60,210 (6,695)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 107,030 104,238 2,792
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 107,030 120,421 (13,391)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 2,000 214,060 239,911 (25,851)
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 878 198,565 116,057 82,508
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 14,114 3,371,091 3,109,556 261,535
MGM Resorts International 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,650 229,901 220,306 9,595
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 650 90,567 83,133 7,434
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 12/20/30 B+ USD 1,000 (116,489) (126,989) 10,500
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 12/20/30 B+ USD 500 (58,245) (62,750) 4,505
Oracle Corp. ......... 1 .00 Quarterly Bank of America NA 12/20/30 BBB USD 1,000 (22,639) (15,068) (7,571)
Oracle Corp. ......... 1 .00 Quarterly Bank of America NA 12/20/30 BBB USD 1,300 (29,431) (19,588) (9,843)
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 1,500 (33,959) (5,857) (28,102)
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 3,000 (67,918) (6,516) (61,402)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ..... 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 500 $ (20,412) $ (20,842) $ 430
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,500 (61,236) (64,700) 3,464
Premier Foods Finance plc 5 .00 Quarterly BNP Paribas SA 12/20/30 BB+ EUR 680 99,437 104,650 (5,213)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,500 214,187 186,222 27,965
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 650 92,814 82,218 10,596
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 2,000 285,582 262,129 23,453
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 12/20/30 BB+ USD 4,000 571,165 509,760 61,405
Tenet Healthcare Corp. .. 5 .00 Quarterly Bank of America NA 12/20/30 B USD 500 92,554 90,335 2,219
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B USD 500 92,554 82,838 9,716
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 1,650 305,428 264,533 40,895
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 2,000 31,390 436 30,954
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/30 BB+ USD 2,000 31,390 5,231 26,159
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 2,000 31,390 218 31,172
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 650 118,416 111,624 6,792
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 1,000 182,178 171,729 10,449
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 2,650 482,773 465,578 17,195
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 500 91,089 89,328 1,761
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 650 118,416 116,126 2,290
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 560 (32,731) (36,654) 3,923
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 650 (37,991) (20,801) (17,190)
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 840 (49,096) (51,851) 2,755
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 650 (37,991) (23,438) (14,553)
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 1,300 (75,983) (46,359) (29,624)
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 322 40,388 37,981 2,407
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 624 18,140 18,115 25
$ 12,495,328 $ 10,041,994 $ 2,453,334
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
AMC Networks, Inc. ......... JPMorgan Chase Bank NA USD 39,738 02/09/26 0.20% 1D OBFR01 Monthly $ (4,843)
AMC Networks, Inc. ......... Barclays Bank plc 24,495 08/23/26 0.20% 1D OBFR01 Monthly (710)
CSG NV ................. Merrill Lynch International & Co. 1,549,010 02/15/28 0.26% 1D ESTR Monthly 352,346
Eagle Bancorp, Inc. ......... JPMorgan Chase Bank NA 16,660 02/09/26 0.20% 1D OBFR01 Monthly 3,651
Lionsgate Studios Corp. ...... JPMorgan Chase Bank NA 495,000 02/09/26 0.20% 1D OBFR01 Monthly 24,200
Northern Data AG .......... Barclays Bank plc 30,458 07/14/27 0.26% 1D ESTR Monthly 125
Paramount Skydance Corp. .... JPMorgan Chase Bank NA 293,351 02/09/26 0.20% 1D OBFR01 Monthly (25,342)
Synthomer plc ............. Merrill Lynch International & Co. 195,363 02/15/28 0.25% 1D SONIA Monthly (30,546)
Total long positions of equity swaps 318,881
Short contracts
(b)
Atos SE ................. Merrill Lynch International & Co. (350,729) 02/15/28 0.00% 1D ESTR Monthly 10,980
Brandywine Realty Trust ...... Merrill Lynch International & Co. (15,350) 02/15/28 (0.15)% 1D OBFR01 Monthly 1,200
Community Financial System, Inc. JPMorgan Chase Bank NA (20,493) 02/09/26 (0.15)% 1D OBFR01 Monthly (320)
CVB Financial Corp. ......... JPMorgan Chase Bank NA (16,411) 02/09/26 (0.15)% 1D OBFR01 Monthly (126)
iShares iBoxx $ High Yield
Corporate Bond ETF ...... JPMorgan Chase Bank NA (2,592,427) 02/09/26 (0.88)% 1D OBFR01 Monthly (5,765)
iShares iBoxx $ High Yield
Corporate Bond ETF ...... Merrill Lynch International & Co. (654,804) 02/15/28 (0.40)% 1D OBFR01 Monthly (646)
iShares iBoxx $ High Yield
Corporate Bond ETF ...... Citibank NA (430,985) 02/24/28 (0.35)% 1D OBFR01 Monthly 319
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... JPMorgan Chase Bank NA (814,894) 02/09/26 (2.38)% 1D OBFR01 Monthly (2,439)
iShares Preferred & Income
Securities ETF .......... Merrill Lynch International & Co. (1,543,270) 02/15/28 (0.50)% 1D OBFR01 Monthly 6,305
Vanguard Intermediate-Term
Corporate Bond ETF ...... JPMorgan Chase Bank NA (707,690) 02/09/26 (0.47)% 1D OBFR01 Monthly (1,436)
      Total short positions of equity swaps 8,072
Total long and short position of equity swaps 326,953
Net dividends and financing fees 6,520
Total equity swap contracts including dividends and financing fees $ 333,473
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (2,078,316) $ — $ (210,447) $ —
OTC Swaps ..................................................... 12,080,718 (3,858,208) 3,522,549 (2,293,998) —
Options Written ................................................... N/A N/A 272,747 (5,274) (468,364)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 22,094 $ — $ 22,094
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 41,787 — — 41,787
Options purchased
Investments at value — unaffiliated
(b)
............ — 102,079 1,013,742 — 66,797 — 1,182,618
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 15,197,621 405,646 — — — 15,603,267
$ — $ 15,299,700 $ 1,419,388 $ 41,787 $ 88,891 $ — $ 16,849,766
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 88,635 $ — $ 240,707 $ — $ 329,342
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,452,280 — — 2,452,280
Options written
Options written at value ..................... — 66,055 402,309 — — — 468,364
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 210,447 — — — — 210,447
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 6,080,033 72,173 — — — 6,152,206
$ — $ 6,356,535 $ 563,117 $ 2,452,280 $ 240,707 $ — $ 9,612,639
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (786,371) $ — $ 255,866 $ — $ (530,505)
Forward foreign currency exchange contracts .... — — — 475,642 — — 475,642
Options purchased
(a)
..................... — (807,781) (3,125,861) — (473,241) — (4,406,883)
Options written ........................ — 136,843 1,655,155 — — — 1,791,998
Swaps .............................. — (483,801) 478,677 — (21) — (5,145)
$ — $ (1,154,739) $ (1,778,400) $ 475,642 $ (217,396) $ — $ (2,674,893)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 106,001 $ — $ (201,842) $ — $ (95,841)
Forward foreign currency exchange contracts .... — — — (8,655,664) — — (8,655,664)
Options purchased
(b)
..................... — (152,650) 53,268 — 83,777 — (15,605)
Options written ........................ — 120,318 86,055 — — — 206,373
Swaps .............................. — (28,225) 476,409 — 13 — 448,197
$ — $ (60,557) $ 721,733 $ (8,655,664) $ (118,052) $ — $ (8,112,540)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 43,342,798
Average notional value of contracts — short ................................................................................. 13,436,094
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 330,776,102
Average amounts sold — in USD ........................................................................................ 7,682,286
Options
Average value of option contracts purchased ................................................................................ 1,250,058
Average value of option contracts written ................................................................................... 583,368
Average notional value of swaption contracts purchased ......................................................................... 123,088,438
Average notional value of swaption contracts written ........................................................................... 121,291,477
Credit default swaps
Average notional value — buy protection ................................................................................... 164,879,916
Average notional value — sell protection ................................................................................... 115,098,366
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... —
(a)
Average notional value — receives fixed rate ................................................................................ —
(a)
Equity swaps:
Average notional value — long .......................................................................................... 2,922,440
Average notional value — short ......................................................................................... 7,225,522
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 78,245 $ 14,450
Forward f oreign currency exchange contracts ................................................................. 41,787 2,452,280
Options
(a)
......................................................................................... 1,182,618 468,364
Swaps — centrally cleared .............................................................................. 16,005 —
Swaps — OTC
(b)
..................................................................................... 15,596,747 6,152,206
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 16,915,402 $ 9,087,300
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,031,030) (352,879)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 15,884,372 $ 8,734,421
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 2,726,408 $ (902,902) $ (1,817,177) $ — $ 6,329
Barclays Bank plc ................................ 682,345 (457,406) — (224,939) —
BNP Paribas SA ................................. 6,598,652 (1,817,845) — (4,780,807) —
Citibank NA ..................................... 1,772,981 (306,214) — (1,458,658) 8,109
Deutsche Bank AG ................................ 171,246 (171,246) — — —
Goldman Sachs International ......................... 523,939 (523,939) — — —
JPMorgan Chase Bank NA .......................... 2,164,852 (2,164,852) — — —
Merrill Lynch International & Co. ....................... 370,831 (31,192) — — 339,639
Morgan Stanley & Co. International plc .................. 873,118 (598,485) — (274,633) —
$ 15,884,372 $ (6,974,081) $ (1,817,177) $ (6,739,037) $ 354,077

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 902,902 $ (902,902) $ — $ — $ —
Barclays Bank plc ................................ 457,406 (457,406) — — —
BNP Paribas SA ................................. 1,817,845 (1,817,845) — — —
Citibank NA ..................................... 306,214 (306,214) — — —
Deutsche Bank AG ................................ 706,452 (171,246) — — 535,206
Goldman Sachs International ......................... 1,018,299 (523,939) — (494,360) —
HSBC Bank plc .................................. 4,183 — — — 4,183
JPMorgan Chase Bank NA .......................... 2,876,469 (2,164,852) — (711,617) —
Merrill Lynch International & Co. ....................... 31,192 (31,192) — — —
Morgan Stanley & Co. International plc .................. 598,485 (598,485) — — —
Natwest Markets plc ............................... 475 — — — 475
UBS AG ....................................... 14,499 — — — 14,499
$ 8,734,421 $ (6,974,081) $ — $ (1,205,977) $ 554,363
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 78,848,832 $ — $ 78,848,832
Common Stocks
Bermuda ............................................. — — 167,405 167,405
Canada ............................................. 64,953 — — 64,953
Chile ............................................... — — 10,120 10,120
Germany ............................................ — — 12 12
Luxembourg .......................................... — 616,538 — 616,538
United Kingdom ........................................ 101,860 — 74 101,934
United States .......................................... 3,918,628 755,144 1,917,125 6,590,897
Corporate Bonds
Angola .............................................. — 1,680,610 — 1,680,610
Australia ............................................. — 37,567 506,424 543,991
Brazil ............................................... — 882,028 — 882,028
Canada ............................................. — 5,862,221 2,525,408 8,387,629
Chile ............................................... — 137,004 — 137,004
China ............................................... — 6,738,666 — 6,738,666
Czech Republic ........................................ — 1,933,862 — 1,933,862
Denmark ............................................. — 3,152,893 — 3,152,893
Finland .............................................. — 1,013,522 — 1,013,522
France .............................................. — 14,542,198 352,580 14,894,778
Germany ............................................ — 14,012,249 598,593 14,610,842
Greece .............................................. — 901,186 — 901,186
Ireland .............................................. — 7,680,003 — 7,680,003
Israel ............................................... — 565,509 — 565,509
Italy ................................................ — 12,784,478 — 12,784,478
Japan ............................................... — 9,332,561 — 9,332,561
Jersey, Channel Islands ................................... — 1,866,802 — 1,866,802
Luxembourg .......................................... — 19,616,400 2,616,719 22,233,119

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Mauritius ............................................. $ — $ — $ 8,581,778 $ 8,581,778
Mexico .............................................. — 2,606,971 — 2,606,971
Netherlands ........................................... — 3,503,576 — 3,503,576
Portugal ............................................. — 12,569,451 — 12,569,451
Slovenia ............................................. — 367,985 — 367,985
Spain ............................................... — 3,093,493 — 3,093,493
Sweden ............................................. — 3,377,978 — 3,377,978
Switzerland ........................................... — 2,964,859 — 2,964,859
United Kingdom ........................................ — 27,268,650 — 27,268,650
United States .......................................... — 287,664,294 25,667,903 313,332,197
Zambia .............................................. — 2,776,041 — 2,776,041
Fixed Rate Loan Interests .................................. — 7,085,426 — 7,085,426
Floating Rate Loan Interests
Austria .............................................. — 1,185,682 — 1,185,682
Cayman Islands ........................................ — 12,068 — 12,068
Finland .............................................. — 2,223,375 — 2,223,375
France .............................................. — 1,809,408 1,959,009 3,768,417
Germany ............................................ — 2,371,020 — 2,371,020
Jersey, Channel Islands ................................... — 1,460 203,413 204,873
Luxembourg .......................................... — 11,746,022 4,007,239 15,753,261
Netherlands ........................................... — 3,586,495 992,731 4,579,226
New Zealand .......................................... — 3,287,447 — 3,287,447
Spain ............................................... — 2,377,693 — 2,377,693
United Kingdom ........................................ — 14,545,021 1,973,162 16,518,183
United States .......................................... — 36,009,279 5,907,382 41,916,661
Foreign Agency Obligations ................................. — 458,896 — 458,896
Foreign Government Obligations .............................. — 3,658,043 — 3,658,043
Investment Companies .................................... 1,013,400 — — 1,013,400
Non-Agency Mortgage-Backed Securities ........................ — — 3,979,069 3,979,069
Preferred Securities
Belgium ............................................. — 482,763 — 482,763
Finland .............................................. — — 349,575 349,575
France .............................................. — 3,474,248 — 3,474,248
Germany ............................................ — 8,300,318 — 8,300,318
Greece .............................................. — 1,696,228 — 1,696,228
Italy ................................................ — 1,015,277 — 1,015,277
Japan ............................................... — 1,483,873 — 1,483,873
Luxembourg .......................................... — 1,115,857 — 1,115,857
Netherlands ........................................... — 2,917,074 — 2,917,074
Norway .............................................. — 877,443 — 877,443
Spain ............................................... — 1,420,049 — 1,420,049
Sweden ............................................. — 1,790,656 — 1,790,656
United Kingdom ........................................ — 2,656,571 — 2,656,571
United States .......................................... — 348,339 5,545,568 5,893,907
Warrants .............................................. 30,065 750 506,689 537,504
Short-Term Securities
Borrowed Bond Agreements ................................. — 39,161,355 — 39,161,355
Money Market Funds ...................................... 71,420,290 — — 71,420,290
Options Purchased
Credit contracts .......................................... — 102,079 — 102,079
Equity contracts .......................................... 482,848 530,894 — 1,013,742
Interest rate contracts ...................................... 66,797 — — 66,797
Liabilities
Borrowed Bonds ......................................... — (38,413,548) — (38,413,548)
Investment Sold Short
Investment Companies .................................... (956,800) — — (956,800)
Unfunded Floating Rate Loan Interests
(a)
........................... — (4,089) — (4,089)
$ 76,142,041 $ 648,467,043 $ 68,367,978 $ 792,977,062
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,116,903 $ — $ 3,116,903
Equity contracts ........................................... — 405,646 — 405,646
Foreign currency exchange contracts ............................ — 41,787 — 41,787
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 22,094 $ — $ — $ 22,094
Liabilities
Credit contracts ........................................... — (2,498,327) — (2,498,327)
Equity contracts ........................................... (326,130) (236,987) — (563,117)
Foreign currency exchange contracts ............................ — (2,452,280) — (2,452,280)
Interest rate contracts ....................................... (240,707) — — (240,707)
$ (544,743) $ (1,623,258) $ — $ (2,168,001)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................. $ 1,579,556 $ 41,673,523 $ 9,709,712 $ 3,963,065 $ 6,371,701 $ (358) $ 410,822 $ 63,708,021
Transfers into Level 3 ....................................... — 365,184 — — — — — 365,184
Transfers out of Level 3 ...................................... — — (59,413) — (268,660) — (1) (328,074)
Accrued discounts/premiums ................................... — 15,968 13,359 6,305 — — — 35,632
Net realized gain .......................................... — 92,603 17,386 — 53,606 — — 163,595
Net change in unrealized appreciation (depreciation)
(a) (b)
................. 216,787 (1,940,863) (448,017) 9,699 222,102 358 95,868 (1,844,066)
Purchases ............................................... 298,393 5,244,422 13,052,839 — — — — 18,595,654
Sales .................................................. — (4,601,432) (7,242,930) — (483,606) — — (12,327,968)
Closing balance, as of January 31, 2026 ...........................
$ 2,094,736 $ 40,849,405 $ 15,042,936 $ 3,979,069 $ 5,895,143 $ — $ 506,689 $ 68,367,978
Net change in unrealized appreciation (depreciation) on investments still held at
January 31, 2026
(b)
.......................................
$ 216,787 $ (2,050,497) $ (482,832) $ 9,699 $ 222,102 $ — $ 95,868 $ (1,988,873)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Credit Relative Value Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $10,955,843.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,401,917 Market EBITDA Multiple 12.50x —
Revenue Multiple 3.38x —
Time to Exit 5.1 years —
Volatility 75% —
Income
Discount for Lack of
Marketability 5% —
Corporate Bonds
(b)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38,232,686 Income Discount Rate 5% - 15% 8%
Market Direct Profit Multiple 2.00x —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,768,541 Income Discount Rate 9% - 21% 12%
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . 3,979,069 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,523,234 Income Discount Rate 10% —
Market Revenue Multiple 6.00x - 14.00x 10.57x
Time to Exit 3.0 - 3.0 years 3.0 years
Volatility 80% - 80% 80%
EBITDA Multiple 10.25x —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 506,688 Market Time to Exit 3.0 - 5.1 years 3.6 years
Volatility 53% - 80% 72%
Revenue Multiple 9.75x -14.00x 12.83x
Discount for Lack of
Marketability 5% —
$ 57,412,135
(b)
For the period end January 31, 2026, the valuation technique for investments classified as Corporate Bonds amounting to $823,607 changed to an market approach. The investments were previously valued utilizing an income approach. The change was due to consideration of the information that was available at the time the investments were valued.

Statement of Assets and Liabilities
(unaudited)

January 31, 2026

Statement of Assets and Liabilities
BlackRock
Credit Relative
Value Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 760,931,209
Investments, at value — affiliated
(b)
.......................................................................................... 71,420,290
Cash ............................................................................................................. 2,108,180
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 3,811,000
Collateral — OTC derivatives ............................................................................................ 2,734,766
Futures contracts .................................................................................................... 997,880
Centrally cleared swaps ................................................................................................ 865,600
Foreign currency, at value
(c)
............................................................................................... 6,869,308
Receivables: –
Investments sold .................................................................................................... 20,615,077
Options written ...................................................................................................... 1,403
Swaps .......................................................................................................... 794
Capital shares sold ................................................................................................... 5,165,850
Dividends — unaffiliated ............................................................................................... 3,638
Dividends — affiliated ................................................................................................. 207,009
Interest — unaffiliated ................................................................................................. 11,990,811
From the Manager ................................................................................................... 14,344
Variation margin on futures contracts ....................................................................................... 78,245
Variation margin on centrally cleared swaps .................................................................................. 16,005
Swap premiums paid ................................................................................................... 12,080,718
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 41,787
OTC swaps ........................................................................................................ 3,522,549
Prepaid e xpenses ..................................................................................................... 91,677
Total a ssets .........................................................................................................
903,568,140
LIABILITIES
Investments sold short, at value
(d)
........................................................................................... 956,800
Cash received: –
Collateral — OTC derivatives ............................................................................................ 8,238,658
Borrowed bonds, at value
(e)
............................................................................................... 38,413,548
Options written, at value
(f)
................................................................................................ 468,364
Payables: –
Investments purchased ................................................................................................ 38,205,450
Administration fees ................................................................................................... 30,472
Capital shares redeemed ............................................................................................... 5,039,063
Interest expense .................................................................................................... 699,862
Investment advisory fees .............................................................................................. 636,348
Trustees' and Officer's fees ............................................................................................. 33,877
Other affiliate fees ................................................................................................... 752
Service and distribution fees ............................................................................................. 46,015
Variation margin on futures contracts ....................................................................................... 14,450
Other accrued expenses ............................................................................................... 353,080
Swap premiums received ................................................................................................ 3,858,208
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,452,280
OTC swaps ........................................................................................................ 2,293,998
Unfunded floating rate loan interests ....................................................................................... 4,089
Total li abilities ........................................................................................................
101,745,314
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 801,822,826

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Credit Relative
Value Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,425,438,723
Accumulated loss ..................................................................................................... (623,615,897)
NET ASSETS ........................................................................................................
$ 801,822,826
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 811,596,207
(b)
  Investments, at cost — affiliated ................................................................................... $ 71,420,290
(c)
  Foreign currency, at cost ....................................................................................... $ 6,870,730
(d)
  Proceeds received from short sales ................................................................................ $ 957,166
(e)
  Proceeds received from borrowed bonds ............................................................................. $ 38,801,550
(f)
  Premiums received ........................................................................................... $ 735,837

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2026

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Credit
Relative Value
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 569,077,311
Shares outstanding ...................................................................................................
62,678,268
Net asset value .....................................................................................................
$ 9.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 37,262,741
Shares outstanding ...................................................................................................
4,091,512
Net asset value .....................................................................................................
$ 9.11
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 2,158,248
Shares outstanding ...................................................................................................
236,533
Net asset value .....................................................................................................
$ 9.12
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 193,324,526
Shares outstanding ...................................................................................................
21,287,862
Net asset value .....................................................................................................
$ 9.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Credit Relative
Value Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 376,803
Dividends — affiliated ................................................................................................. 1,624,487
Interest — unaffiliated ................................................................................................. 25,515,644
Payment-in-kind interest — unaffiliated ..................................................................................... 2,372,591
Foreign taxes withheld ................................................................................................ (8,093)
Total investment income .................................................................................................
29,881,432
EXPENSES
Investment advisory .................................................................................................. 3,901,684
Transfer agent — class specific .......................................................................................... 380,524
Administration ..................................................................................................... 170,583
Professional ....................................................................................................... 150,006
Accounting services .................................................................................................. 111,782
Administration — class specific .......................................................................................... 61,606
Service and distribution — class specific .................................................................................... 61,212
Registration ....................................................................................................... 54,462
Printing and postage ................................................................................................. 41,357
Custodian ......................................................................................................... 21,200
Trustees and Officer .................................................................................................. 9,081
Miscellaneous ...................................................................................................... 68,978
Total expenses excluding dividend expense and interest expense .....................................................................
5,032,475
Dividends expense — unaffiliated ......................................................................................... 21,814
Interest expense .................................................................................................... 822,615
Total expenses .......................................................................................................
5,876,904
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (47,090)
Fees waived and/or reimbursed by the Manager ............................................................................... (31,294)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (51,341)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,747,179
Net investment income ..................................................................................................
24,134,253
REALIZED AND UNREALIZED GAIN (LOSS) $ (8,112,578)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (3,498,159)
Borrowed bonds .................................................................................................. (291,359)
Forward foreign currency exchange contracts ............................................................................... 475,642
Foreign currency transactions ......................................................................................... (631,769)
Futures contracts .................................................................................................. (530,505)
Options written ................................................................................................... 1,791,998
Swaps ......................................................................................................... (5,145)
A
(2,689,297)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 976,387
Borrowed bonds .................................................................................................. 1,296,157
Forward foreign currency exchange contracts ............................................................................... (8,655,664)
Foreign currency translations .......................................................................................... 404,477
Futures contracts .................................................................................................. (95,841)
Options written ................................................................................................... 206,373
Short sales — unaffiliated ............................................................................................ 366
Swaps ......................................................................................................... 448,197
Unfunded floating rate loan interests ..................................................................................... (3,731)
A
(5,423,279)
Net realized and unrealized loss ............................................................................................
(8,112,576)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 16,021,677

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Credit Relative Value Fund
Six Months Ended
01/31/26 (unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 24,134,253  $ 47,800,852
Net realized loss .................................................................................. (2,689,297) (6,618,788)
Net change in unrealized appreciation (depreciation) .......................................................... (5,423,279) 22,764,619
Net increase in net assets resulting from operations ............................................................. 16,021,677  63,946,683
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (31,963,599) (39,052,065)
Investor A ...................................................................................... (2,034,137) (3,076,056)
Investor C ...................................................................................... (91,563) (144,960)
Class K ....................................................................................... (10,959,835) (13,352,684)
Decrease in net assets resulting from distributions to shareholders ................................................... (45,049,134) (55,625,765)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 11,992,326  (61,492,654)
NET ASSETS
Total decrease in net assets ............................................................................ (17,035,131) (53,171,736)
Beginning of period .................................................................................. 818,857,957  872,029,693
End of period ......................................................................................
$ 801,822,826  $ 818,857,957
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Institutional
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .........
$ 9.42  $ 9.34  $ 8.80  $ 9.26  $ 10.25  $ 9.78
Net investment income
(a)
.................
0 .28  0 .54  0 .56  0 .43  0 .28  0 .38
Net realized and unrealized gain (loss) ........
( 0 .09 ) 0 .18  0 .28  ( 0 .19 ) ( 0 .92 ) 0 .48
Net increase (decrease) from investment operations 0.19  0.72  0.84  0.24  (0.64) 0.86
Distributions from net investment income
(b)
.... (0.53) (0.64) (0.30) (0.70) (0.35) (0.39)
Net asset value, end of period .............. $ 9.08  $ 9.42  $ 9.34  $ 8.80  $ 9.26  $ 10.25
Total Return
(c)
Based on net asset value .................. 2.02%
(d)
8.06% 9.69%
(e)
2.88% (6.42)% 8.95%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.44%
(g)
1.41% 1.47% 1.49% 1.34% 1.46%
Total expenses after fees waived and/or reimbursed
1.41%
(g)
1.37% 1.46% 1.47% 1.33% 1.45%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.20%
(g)
1.20% 1.18% 1.17% 1.12% 1.09%
Net investment income ...................
5.87%
(g)
5.84% 6.19% 4.87% 2.89% 3.80%
Supplemental Data
Net assets, end of period (000) .............. $ 569,077  $ 588,398  $ 617,576  $ 783,811  $ 1,077,774  $ 1,202,628
Portfolio turnover rate ..................... 55%
(h)
113%
(h)
110%
(h)
132%
(h)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Investor A
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .........
$ 9.44  $ 9.35  $ 8.81  $ 9.24  $ 10.24  $ 9.76
Net investment income
(a)
.................
0 .27  0 .53  0 .54  0 .40  0 .26  0 .35
Net realized and unrealized gain (loss) ........
( 0 .10 ) 0 .18  0 .27  ( 0 .17 ) ( 0 .93 ) 0 .49
Net increase (decrease) from investment operations 0.17  0.71  0.81  0.23  (0.67) 0.84
Distributions from net investment income
(b)
.... (0.50) (0.62) (0.27) (0.66) (0.33) (0.36)
Net asset value, end of period .............. $ 9.11  $ 9.44  $ 9.35  $ 8.81  $ 9.24  $ 10.24
Total Return
(c)
Based on net asset value .................. 1.88%
(d)
7.90% 9.40%
(e)
2.76% (6.75)% 8.69%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.69%
(g)
1.65% 1.71% 1.76% 1.61% 1.73%
Total expenses after fees waived and/or reimbursed
1.61%
(g)
1.57% 1.68% 1.70% 1.60% 1.72%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.40%
(g)
1.40% 1.40% 1.40% 1.39% 1.36%
Net investment income ...................
5.66%
(g)
5.65% 5.97% 4.50% 2.70% 3.53%
Supplemental Data
Net assets, end of period (000) .............. $ 37,263  $ 41,962  $ 49,769  $ 65,580  $ 136,073  $ 86,176
Portfolio turnover rate ..................... 55%
(h)
113%
(h)
110%
(h)
132%
(h)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Investor C
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .........
$ 9.41  $ 9.31  $ 8.73  $ 9.14  $ 10.09  $ 9.58
Net investment income
(a)
.................
0 .23  0 .46  0 .47  0 .34  0 .18  0 .27
Net realized and unrealized gain (loss) ........
( 0 .09 ) 0 .17  0 .28  ( 0 .19 ) ( 0 .91 ) 0 .47
Net increase (decrease) from investment operations 0.14  0.63  0.75  0.15  (0.73) 0.74
Distributions from net investment income
(b)
.... (0.43) (0.53) (0.17) (0.56) (0.22) (0.23)
Net asset value, end of period .............. $ 9.12  $ 9.41  $ 9.31  $ 8.73  $ 9.14  $ 10.09
Total Return
(c)
Based on net asset value .................. 1.49%
(d)
7.03% 8.64%
(e)
1.84% (7.37)% 7.75%
Ratios to Average Net Assets
(f)
Total expen ses .........................
2.48%
(g)
2.40% 2.48% 2.51% 2.37% 2.50%
Total expenses after fees waived and/or reimbursed
2.36%
(g)
2.32% 2.44% 2.45% 2.36% 2.49%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
2.15%
(g)
2.15% 2.15% 2.15% 2.15% 2.13%
Net investment income ...................
4.93%
(g)
4.92% 5.22% 3.82% 1.88% 2.71%
Supplemental Data
Net assets, end of period (000) .............. $ 2,158  $ 2,002  $ 2,961  $ 4,735  $ 9,827  $ 18,771
Portfolio turnover rate ..................... 55%
(h)
113%
(h)
110%
(h)
132%
(h)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Class K
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period .........
$ 9.43  $ 9.34  $ 8.81  $ 9.27  $ 10.26  $ 9.79
Net investment income
(a)
.................
0 .28  0 .55  0 .57  0 .44  0 .29  0 .39
Net realized and unrealized gain (loss) ........
( 0 .10 ) 0 .19  0 .26  ( 0 .20 ) ( 0 .92 ) 0 .48
Net increase (decrease) from investment operations 0.18  0.74  0.83  0.24  (0.63) 0.87
Distributions from net investment income
(b)
.... (0.53) (0.65) (0.30) (0.70) (0.36) (0.40)
Net asset value, end of period .............. $ 9.08  $ 9.43  $ 9.34  $ 8.81  $ 9.27  $ 10.26
Total Return
(c)
Based on net asset value .................. 1.98%
(d)
8.29% 9.66%
(e)
2.98% (6.35)% 9.02%
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.33%
(g)
1.30% 1.38% 1.40% 1.26% 1.39%
Total expenses after fees waived and/or reimbursed
1.32%
(g)
1.29% 1.37% 1.38% 1.26% 1.38%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.12%
(g)
1.13% 1.09% 1.09% 1.05% 1.02%
Net investment income ...................
5.96%
(g)
5.92% 6.29% 4.95% 2.97% 3.85%
Supplemental Data
Net assets, end of period (000) .............. $ 193,325  $ 186,496  $ 201,724  $ 234,247  $ 318,157  $ 299,722
Portfolio turnover rate ..................... 55%
(h)
113%
(h)
110%
(h)
132%
(h)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Credit Relative Value Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”),  the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Credit
Relative Value Fund
CoreWeave Acquisition Co. IV LLC, Delayed Draw 1st Lien Term
Loan ......................................... $ 53,152 $ 52,354 $ 51,360 $ (994)
BlackRock Credit
Relative Value Fund Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 75,120 75,120 72,025 (3,095)
BlackRock Credit
Relative Value Fund Seashell Bidco SL, Facility 1st Lien Term Loan B ............ 221,175 262,170 262,170 –
$ (4,089)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price.
As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 11,309,327 $ (11,331,552) $ (22,225) $ — $ — $ — $ — $ — $ (22,225)
BNP Paribas SA ............... 617,500 (615,258) 2,242 — — — — — 2,242
BofA Securities, Inc. ............. 1,222,500 (1,219,394) 3,106 — — — — — 3,106
Goldman Sachs & Co. LLC ........ 335,991 (337,634) (1,643) — — — — — (1,643)
J.P. Morgan Securities LLC ........ 3,578,813 (3,586,593) (7,780) — — — — — (7,780)
J.P. Morgan Securities plc ......... 5,179,114 (5,247,526) (68,412) — — — — — (68,412)
Morgan Stanley & Co. International ... 2,924,204 (2,879,377) 44,827 — — — — — 44,827
Morgan Stanley & Co. LLC ........ 10,277,343 (10,276,960) 383 — — — — — 383
Nomura Securities International, Inc. .. 991,563 (991,021) 542 — — — — — 542
RBC Capital Markets LLC ......... 2,725,000 (2,627,818) 97,182 — — — — — 97,182
$ 39,161,355 $ (39,113,133) $ 48,222 $ — $ — $ — $ — $ — $ 48,222
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $699,585 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the six months ended January 31, 2026, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  January 31, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 50,523 $ 10,689 $ 61,212
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 43,899 $ 3,031 $ 160 $ 14,516 $ 61,606
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 552 $ 389 $ 193 $ 190 $ 1,324

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended January 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $238 .
For the six months ended January 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2026 , the amount waived was $ 31,294 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2026, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 348,466 $ 24,094 $ 1,691 $ 6,273 $ 380,524
Fund Name Investor C
BlackRock Credit Relative Value Fund ............................................................................................ $ 17
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1 .20% 1 .40% 2 .15% 1 .15%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 43,899 $ 37,555
Investor A ..................................................................................... 3,031 12,694
Investor C ..................................................................................... 160 1,092
$ 47,090 $ 51,341
Other Securities
Fund Name Purchases Sales
BlackRock Credit Relative Value Fund ........................................................................ $ 399,589,183 $ 380,698,342

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of July 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $545,913,759.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Credit Relative Value Fund ................................... $ 889,567,071 $ 29,445,689 $ (87,705,057) $ (58,259,368)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Credit Relative Value Fund
Institutional
Shares sold .............................................
7,003,329 $ 65,290,415 13,779,094 $ 127,679,874
Shares issued in reinvestment of distributions ........................
2,883,880 26,041,435 3,641,188 32,661,455
Shares redeemed .........................................
(9,659,824) (90,091,252) (21,120,671) (195,794,969)
227,385 $ 1,240,598 (3,700,389) $ (35,453,640)
Investor A
Shares sold and automatic conversion of shares .......................
382,317 $ 3,602,491 882,320 $ 8,131,821
Shares issued in reinvestment of distributions ........................
204,113 1,849,265 310,981 2,798,827
Shares redeemed .........................................
(941,937) (8,865,863) (2,071,934) (19,247,465)
(355,507) $ (3,414,107) (878,633) $ (8,316,817)
Investor C
Shares sold .............................................
67,252 $ 627,174 21,509 $ 200,259
Shares issued in reinvestment of distributions ........................
10,054 91,285 15,972 144,071
Shares redeemed and automatic conversion of shares ..................
(53,448) (501,919) (142,918) (1,328,431)
23,858 $ 216,540 (105,437) $ (984,101)
Class K
Shares sold .............................................
2,978,689 $ 27,820,423 5,267,859 $ 48,898,681
Shares issued in reinvestment of distributions ........................
181,737 1,641,086 201,192 1,804,690
Shares redeemed .........................................
(1,656,304) (15,512,214) (7,274,922) (67,441,467)
1,504,122 $ 13,949,295 (1,805,871) $ (16,738,096)
1,399,858 $ 11,992,326 (6,490,330) $ (61,492,654)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PIK Payment-In-Kind
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 25, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: March 25, 2026